Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Fixtures and Equipment, Gross	$ 1,292,124,000	$ 1,231,391,000
Land And Depreciable Property Net	11,400,000,000	10,900,000,000
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona, CA
Military Housing Properties	2
Military Housing Units	4,901
400 Park Aveue South (EQR) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	76,292,169
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,273,531
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	76,292,169
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,273,531
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	77,565,700
Accumulated Depreciation	0
Investment in Real Estate Net	77,565,700
Encumbrances	0
400 Park Aveue South (Toll) [Member] [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	58,090,357
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	58,090,357
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	58,090,357
Accumulated Depreciation	0
Investment in Real Estate Net	58,090,357
Encumbrances	0
Reserve at Empire Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rancho Cucamonga, CA
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	467
Initial Cost to Company, Land	16,345,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	73,080,670
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,563,160
Gross Amount Carried at close of period 12/31/2010, Land	16,345,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	74,643,830
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	90,988,830
Accumulated Depreciation	(18,094,411)
Investment in Real Estate Net	72,894,419
Reserve at Fairfax Corners [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fairfax, VA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	652
Initial Cost to Company, Land	15,804,057
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	63,129,051
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,789,752
Gross Amount Carried at close of period 12/31/2010, Land	15,804,057
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	65,918,803
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	81,722,860
Accumulated Depreciation	(22,334,850)
Investment in Real Estate Net	59,388,010
Encumbrances	84,778,875
Reserve at Potomac Yard [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	588
Initial Cost to Company, Land	11,918,917
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	68,862,641
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,860,030
Gross Amount Carried at close of period 12/31/2010, Land	11,918,917
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	73,722,671
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,641,588
Accumulated Depreciation	(20,497,931)
Investment in Real Estate Net	65,143,657
Encumbrances	66,470,000
Reserve at Town Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	389
Initial Cost to Company, Land	10,369,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,172,081
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,724,572
Gross Amount Carried at close of period 12/31/2010, Land	10,369,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,896,653
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,266,053
Accumulated Depreciation	(12,420,185)
Investment in Real Estate Net	40,845,868
Encumbrances	29,160,000
Rianna II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	78
Initial Cost to Company, Land	2,161,840
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,433,614
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	45,932
Gross Amount Carried at close of period 12/31/2010, Land	2,161,840
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,479,546
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,641,386
Accumulated Depreciation	(1,731,383)
Investment in Real Estate Net	14,910,003
Encumbrances	10,305,157
Rockingham Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	West Roxbury, MA
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	143
Initial Cost to Company, Land	1,124,217
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,515,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,721,493
Gross Amount Carried at close of period 12/31/2010, Land	1,124,217
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,236,653
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,360,870
Accumulated Depreciation	(4,122,488)
Investment in Real Estate Net	6,238,382
Encumbrances	1,281,181
Rolling Green (Amherst) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Amherst, MA
Date of Constuction	1970
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	1,340,702
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,962,317
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,427,182
Gross Amount Carried at close of period 12/31/2010, Land	1,340,702
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,389,499
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,730,201
Accumulated Depreciation	(5,922,934)
Investment in Real Estate Net	7,807,267
Encumbrances	1,938,119
Rolling Green (Milford) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Milford, MA
Date of Constuction	1970
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	2,012,350
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,452,150
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,468,232
Gross Amount Carried at close of period 12/31/2010, Land	2,012,350
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,920,382
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,932,732
Accumulated Depreciation	(8,147,381)
Investment in Real Estate Net	11,785,351
Encumbrances	4,131,247
San Marcos Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	320
Initial Cost to Company, Land	20,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,261,609
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,509,168
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,770,777
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,770,777
Accumulated Depreciation	(8,842,012)
Investment in Real Estate Net	43,928,765
Encumbrances	32,900,000
Savannah Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	466
Initial Cost to Company, Land	7,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,263,310
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,847,909
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,111,219
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,111,219
Accumulated Depreciation	(13,118,776)
Investment in Real Estate Net	29,992,443
Encumbrances	36,610,000
Savannah Midtown [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	322
Initial Cost to Company, Land	7,209,873
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,371,164
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,796,529
Gross Amount Carried at close of period 12/31/2010, Land	7,209,873
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,167,693
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,377,566
Accumulated Depreciation	(9,774,166)
Investment in Real Estate Net	29,603,400
Encumbrances	17,800,000
Savoy I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Aurora, CO
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	444
Initial Cost to Company, Land	5,450,295
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	38,765,670
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,297,824
Gross Amount Carried at close of period 12/31/2010, Land	5,450,295
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,063,494
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,513,789
Accumulated Depreciation	(12,563,141)
Investment in Real Estate Net	33,950,648
Sheffield Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	597
Initial Cost to Company, Land	3,342,381
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,337,332
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,473,862
Gross Amount Carried at close of period 12/31/2010, Land	3,342,381
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,811,194
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,153,575
Accumulated Depreciation	(23,499,476)
Investment in Real Estate Net	21,654,099
Sonata at Cherry Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	183
Initial Cost to Company, Land	5,490,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,130,479
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,264,429
Gross Amount Carried at close of period 12/31/2010, Land	5,490,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,394,908
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,884,908
Accumulated Depreciation	(7,685,155)
Investment in Real Estate Net	17,199,753
Encumbrances	19,190,000
Sonterra At Foothill Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foothill Ranch, CA
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	7,503,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,048,507
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,610,524
Gross Amount Carried at close of period 12/31/2010, Land	7,503,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,659,031
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,162,431
Accumulated Depreciation	(12,408,332)
Investment in Real Estate Net	20,754,099
South Winds [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fall River, MA
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	404
Initial Cost to Company, Land	2,481,821
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,780,359
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,016,098
Gross Amount Carried at close of period 12/31/2010, Land	2,481,821
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,796,457
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,278,278
Accumulated Depreciation	(9,547,635)
Investment in Real Estate Net	13,730,643
Encumbrances	3,892,847
Stonegate C O [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Broomfield, CO
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	350
Initial Cost to Company, Land	8,750,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,998,775
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,848,652
Gross Amount Carried at close of period 12/31/2010, Land	8,750,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,847,427
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,597,427
Accumulated Depreciation	(10,226,676)
Investment in Real Estate Net	34,370,751
Stoney Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Dale City, VA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	8,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,147,091
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,439,826
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,586,917
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,586,917
Accumulated Depreciation	(9,419,073)
Investment in Real Estate Net	28,167,844
Encumbrances	14,746,374
Stonybrook [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	10,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,967,638
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,077,280
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,044,918
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,544,918
Accumulated Depreciation	(7,136,693)
Investment in Real Estate Net	29,408,225
Encumbrances	20,371,693
Summerhill Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Maynard, MA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	120
Initial Cost to Company, Land	415,812
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,000,816
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	795,902
Gross Amount Carried at close of period 12/31/2010, Land	415,812
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,796,718
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,212,530
Accumulated Depreciation	(1,787,805)
Investment in Real Estate Net	2,424,725
Encumbrances	1,044,076
Summerset Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chatsworth, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	2,629,804
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,670,889
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,102,785
Gross Amount Carried at close of period 12/31/2010, Land	2,629,804
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,773,674
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,403,478
Accumulated Depreciation	(14,824,486)
Investment in Real Estate Net	15,578,992
Encumbrances	38,039,912
Summit at Lake Union [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	1995 -1997
Real Estate And Accumulated Depreciation Units	150
Initial Cost to Company, Land	1,424,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,852,461
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,752,142
Gross Amount Carried at close of period 12/31/2010, Land	1,424,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,604,603
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,029,303
Accumulated Depreciation	(8,410,967)
Investment in Real Estate Net	9,618,336
Sunforest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	494
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,124,850
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,492,406
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,617,256
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,617,256
Accumulated Depreciation	(12,704,849)
Investment in Real Estate Net	33,912,407
Sunforest II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	355,520
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	355,520
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	355,520
Accumulated Depreciation	0
Investment in Real Estate Net	355,520
Talleyrand [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tarrytown, NY (I)
Date of Constuction	1997-1998
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	12,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	49,838,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,809,456
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,647,616
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	65,647,616
Accumulated Depreciation	(19,860,971)
Investment in Real Estate Net	45,786,645
Encumbrances	35,000,000
Teresina [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chula Vista, CA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	440
Initial Cost to Company, Land	28,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	61,916,670
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,938,218
Gross Amount Carried at close of period 12/31/2010, Land	28,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	63,854,888
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	92,454,888
Accumulated Depreciation	(16,411,428)
Investment in Real Estate Net	76,043,460
Encumbrances	43,424,197
Touriel Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	35
Initial Cost to Company, Land	2,736,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,810,027
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	120,712
Gross Amount Carried at close of period 12/31/2010, Land	2,736,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	7,930,739
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,666,739
Accumulated Depreciation	(1,731,390)
Investment in Real Estate Net	8,935,349
Encumbrances	5,050,000
Town Square at Mark Center I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	406
Initial Cost to Company, Land	24,360,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	86,178,714
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,534,882
Gross Amount Carried at close of period 12/31/2010, Land	24,360,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	88,713,596
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	113,073,596
Accumulated Depreciation	(22,922,510)
Investment in Real Estate Net	90,151,086
Encumbrances	64,680,000
town center at mark center phase II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	15,568,464
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	55,029,607
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	194,734
Gross Amount Carried at close of period 12/31/2010, Land	15,568,464
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	55,224,341
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,792,805
Accumulated Depreciation	(5,679,993)
Investment in Real Estate Net	65,112,812
Encumbrances	46,013,583
Tradition at Alafaya [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Oviedo, FL
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	253
Initial Cost to Company, Land	7,590,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,881,505
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	289,137
Gross Amount Carried at close of period 12/31/2010, Land	7,590,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,170,642
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,760,642
Accumulated Depreciation	(9,148,562)
Investment in Real Estate Net	30,612,080
Tuscany at Lindbergh [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	9,720,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,874,023
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,915,043
Gross Amount Carried at close of period 12/31/2010, Land	9,720,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,789,066
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,509,066
Accumulated Depreciation	(13,014,206)
Investment in Real Estate Net	39,494,860
Encumbrances	32,360,000
Uptown Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO (G)
Date of Constuction	1999/2001
Real Estate And Accumulated Depreciation Units	696
Initial Cost to Company, Land	17,492,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	100,696,541
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,529,750
Gross Amount Carried at close of period 12/31/2010, Land	17,492,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	103,226,291
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	120,718,291
Accumulated Depreciation	(28,417,401)
Investment in Real Estate Net	92,300,890
Encumbrances	88,550,000
Versailles [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Woodland Hills, CA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	253
Initial Cost to Company, Land	12,650,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,656,292
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,126,653
Gross Amount Carried at close of period 12/31/2010, Land	12,650,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,782,945
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	50,432,945
Accumulated Depreciation	(12,624,925)
Investment in Real Estate Net	37,808,020
Encumbrances	30,372,953
Virgil Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	142
Initial Cost to Company, Land	5,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,216,613
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,559,212
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,775,825
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,275,825
Accumulated Depreciation	(4,665,674)
Investment in Real Estate Net	17,610,151
Encumbrances	9,900,000
Strayhorse at Arrowhead Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Glendale, AZ
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	136
Initial Cost to Company, Land	4,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,968,001
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	268,668
Gross Amount Carried at close of period 12/31/2010, Land	4,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,236,669
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,636,669
Accumulated Depreciation	(3,181,411)
Investment in Real Estate Net	14,455,258
Encumbrances	0
Surrey Downs [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	122
Initial Cost to Company, Land	3,057,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,848,618
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,148,814
Gross Amount Carried at close of period 12/31/2010, Land	3,057,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,997,432
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,054,532
Accumulated Depreciation	(4,730,062)
Investment in Real Estate Net	8,324,470
Encumbrances	9,829,000
Scottsdale Meadows [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	1,512,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,423,349
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,695,333
Gross Amount Carried at close of period 12/31/2010, Land	1,512,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,118,682
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,630,682
Accumulated Depreciation	(6,778,792)
Investment in Real Estate Net	7,851,890
Encumbrances	9,270,000
Schooner Bay Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foster City, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	4,550,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,064,764
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,552,438
Gross Amount Carried at close of period 12/31/2010, Land	4,550,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,617,202
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,167,202
Accumulated Depreciation	(7,903,256)
Investment in Real Estate Net	18,263,946
Encumbrances	26,175,000
Schooner Bay One [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foster City, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	5,345,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,390,618
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,819,571
Gross Amount Carried at close of period 12/31/2010, Land	5,345,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,210,189
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,555,189
Accumulated Depreciation	(8,765,022)
Investment in Real Estate Net	20,790,167
Encumbrances	28,870,000
Rosecliff [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Quincy, MA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	5,460,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,721,570
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,744,506
Gross Amount Carried at close of period 12/31/2010, Land	5,460,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,466,076
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,926,076
Accumulated Depreciation	(7,527,276)
Investment in Real Estate Net	15,398,800
Encumbrances	17,400,000
Montclair Metro [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Montclair, NJ
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	163
Initial Cost to Company, Land	2,400,887
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,605,687
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	41,720
Gross Amount Carried at close of period 12/31/2010, Land	2,400,887
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,647,407
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,048,294
Accumulated Depreciation	(4,016,385)
Investment in Real Estate Net	42,031,909
Encumbrances	33,418,656
Lantern Cove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foster City, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	232
Initial Cost to Company, Land	6,945,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,064,976
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,858,408
Gross Amount Carried at close of period 12/31/2010, Land	6,945,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,923,384
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,868,384
Accumulated Depreciation	(10,048,742)
Investment in Real Estate Net	23,819,642
Encumbrances	36,455,000
Canyon Creek C [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Ramon, CA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	268
Initial Cost to Company, Land	5,425,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,812,121
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,048,256
Gross Amount Carried at close of period 12/31/2010, Land	5,425,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,860,377
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,285,377
Accumulated Depreciation	(9,367,456)
Investment in Real Estate Net	20,917,921
Encumbrances	28,200,000
Bellevue Meadows [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	1983
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	4,507,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,574,814
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,168,565
Gross Amount Carried at close of period 12/31/2010, Land	4,507,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,743,379
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,250,479
Accumulated Depreciation	(8,102,753)
Investment in Real Estate Net	13,147,726
Encumbrances	16,538,000
Willow Brook C [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	228
Initial Cost to Company, Land	5,055,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	38,388,672
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,571,207
Gross Amount Carried at close of period 12/31/2010, Land	5,055,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	40,959,879
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,014,879
Accumulated Depreciation	(11,732,931)
Investment in Real Estate Net	34,281,948
Encumbrances	0
Partially Owned Unencumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	1,917
Initial Cost to Company, Land	195,786,350
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	225,058,663
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	20,484,054
Gross Amount Carried at close of period 12/31/2010, Land	195,786,350
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	245,542,717
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	441,329,067
Accumulated Depreciation	(73,969,422)
Investment in Real Estate Net	367,359,645
Encumbrances	0
Isle at Arrowhead Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Glendale, AZ
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	1,650,237
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,593,123
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,820,738
Gross Amount Carried at close of period 12/31/2010, Land	1,650,237
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,413,861
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,064,098
Accumulated Depreciation	(10,657,381)
Investment in Real Estate Net	12,406,717
Encumbrances	17,700,000
Preserve at Briarcliff [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	182
Initial Cost to Company, Land	6,370,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,766,322
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	701,402
Gross Amount Carried at close of period 12/31/2010, Land	6,370,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,467,724
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,837,724
Accumulated Depreciation	(4,701,357)
Investment in Real Estate Net	20,136,367
Encumbrances	0
Hudson Crossing Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	5,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	5,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,000,000
Accumulated Depreciation	0
Investment in Real Estate Net	5,000,000
Encumbrances	0
Monterra in Mill Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	139
Initial Cost to Company, Land	2,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,255,123
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	264,501
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,519,624
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,319,624
Accumulated Depreciation	(3,688,448)
Investment in Real Estate Net	12,631,176
Encumbrances	0
Fox Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Englewood, CO
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	2,490,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,522,114
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,513,373
Gross Amount Carried at close of period 12/31/2010, Land	2,490,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,035,487
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,525,487
Accumulated Depreciation	(9,051,210)
Investment in Real Estate Net	14,474,277
Encumbrances	0
Country Oaks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Agoura Hills, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	6,105,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,561,865
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,283,088
Gross Amount Carried at close of period 12/31/2010, Land	6,105,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,844,953
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,949,953
Accumulated Depreciation	(11,978,857)
Investment in Real Estate Net	26,971,096
Encumbrances	0
Copper Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tempe, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	1,017,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,158,260
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,948,215
Gross Amount Carried at close of period 12/31/2010, Land	1,017,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,106,475
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,123,875
Accumulated Depreciation	(6,030,660)
Investment in Real Estate Net	6,093,215
Encumbrances	0
Canyon Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	162
Initial Cost to Company, Land	4,869,448
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,955,063
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,820,884
Gross Amount Carried at close of period 12/31/2010, Land	4,869,448
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,775,947
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,645,395
Accumulated Depreciation	(7,072,766)
Investment in Real Estate Net	11,572,629
Encumbrances	0
Butterfield Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chino Hills, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	15,617,709
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,458,157
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	15,617,709
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,458,157
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,075,866
Accumulated Depreciation	0
Investment in Real Estate Net	20,075,866
Encumbrances	0
Via Ventura [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	328
Initial Cost to Company, Land	1,351,785
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,382,006
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,124,724
Gross Amount Carried at close of period 12/31/2010, Land	1,351,785
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,506,730
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,858,515
Accumulated Depreciation	(15,047,425)
Investment in Real Estate Net	7,811,090
Village at Lakewood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	3,166,411
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,859,090
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,288,898
Gross Amount Carried at close of period 12/31/2010, Land	3,166,411
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,147,988
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,314,399
Accumulated Depreciation	(8,345,890)
Investment in Real Estate Net	10,968,509
Vintage [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ontario, CA
Date of Constuction	2005-2007
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	7,059,230
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	47,677,762
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	246,411
Gross Amount Carried at close of period 12/31/2010, Land	7,059,230
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,924,173
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	54,983,403
Accumulated Depreciation	(10,944,256)
Investment in Real Estate Net	44,039,147
Encumbrances	33,000,000
Warwick Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westminster, CO
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	332
Initial Cost to Company, Land	2,274,121
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,113,974
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,143,399
Gross Amount Carried at close of period 12/31/2010, Land	2,274,121
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,257,373
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,531,494
Accumulated Depreciation	(12,481,108)
Investment in Real Estate Net	14,050,386
Encumbrances	8,355,000
Westgate Pasadena Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	22,898,848
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	133,521,158
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	22,444
Gross Amount Carried at close of period 12/31/2010, Land	22,898,848
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	133,543,602
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	156,442,450
Accumulated Depreciation	(4,615,636)
Investment in Real Estate Net	151,826,814
Encumbrances	97,145,000
Westwood Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westwood, MA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	1,616,505
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,806,004
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,729,627
Gross Amount Carried at close of period 12/31/2010, Land	1,616,505
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,535,631
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,152,136
Accumulated Depreciation	(4,951,551)
Investment in Real Estate Net	9,200,585
Encumbrances	223,541
Whisper Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	5,310,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,998,558
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	988,597
Gross Amount Carried at close of period 12/31/2010, Land	5,310,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,987,155
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,297,155
Accumulated Depreciation	(6,870,894)
Investment in Real Estate Net	22,426,261
Encumbrances	13,580,000
Wilkins Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Medfield, MA
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	103
Initial Cost to Company, Land	538,483
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,629,943
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,528,761
Gross Amount Carried at close of period 12/31/2010, Land	538,483
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,158,704
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,697,187
Accumulated Depreciation	(2,335,788)
Investment in Real Estate Net	3,361,399
Encumbrances	882,098
Windridge C A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Laguna Niguel, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	344
Initial Cost to Company, Land	2,662,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,985,497
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,723,847
Gross Amount Carried at close of period 12/31/2010, Land	2,662,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,709,344
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,372,244
Accumulated Depreciation	(17,637,598)
Investment in Real Estate Net	15,734,646
Woodlake W A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Kirkland, WA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	288
Initial Cost to Company, Land	6,631,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,735,484
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,897,667
Gross Amount Carried at close of period 12/31/2010, Land	6,631,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,633,151
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,264,551
Accumulated Depreciation	(9,764,092)
Investment in Real Estate Net	16,500,459
Wholly Owned Encumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	37,453
Initial Cost to Company, Land	1,229,307,164
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,561,433,644
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	388,065,518
Gross Amount Carried at close of period 12/31/2010, Land	1,229,307,164
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,949,499,162
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,178,806,326
Accumulated Depreciation	(1,482,040,971)
Investment in Real Estate Net	4,696,765,355
Encumbrances	2,547,898,280
1401 South State [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chicago, IL
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	278
Initial Cost to Company, Land	6,882,467
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	61,577,830
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	74,937
Gross Amount Carried at close of period 12/31/2010, Land	6,882,467
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	61,652,767
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	68,535,234
Accumulated Depreciation	(8,211,336)
Investment in Real Estate Net	60,323,898
Encumbrances	0
Reserve at Clarendon Centre, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	226
Initial Cost to Company, Land	6,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,585,059
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,115,888
Gross Amount Carried at close of period 12/31/2010, Land	6,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,700,947
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	42,200,947
Accumulated Depreciation	(11,325,598)
Investment in Real Estate Net	30,875,349
Providence [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bothell, WA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	200
Initial Cost to Company, Land	3,573,621
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,055,505
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	581,521
Gross Amount Carried at close of period 12/31/2010, Land	3,573,621
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,637,026
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,210,647
Accumulated Depreciation	(6,033,468)
Investment in Real Estate Net	17,177,179
Promenade at Tower Center II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	270
Initial Cost to Company, Land	13,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,405,636
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	629,459
Gross Amount Carried at close of period 12/31/2010, Land	13,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,035,095
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,535,095
Accumulated Depreciation	(10,422,317)
Investment in Real Estate Net	38,112,778
Encumbrances	32,039,955
Promenade at Peachtree [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chamblee, GA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	406
Initial Cost to Company, Land	10,120,250
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,219,739
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,765,724
Gross Amount Carried at close of period 12/31/2010, Land	10,120,250
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,985,463
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,105,713
Accumulated Depreciation	(9,938,378)
Investment in Real Estate Net	33,167,335
Parkfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	476
Initial Cost to Company, Land	8,330,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,667,618
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,473,044
Gross Amount Carried at close of period 12/31/2010, Land	8,330,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,140,662
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,470,662
Accumulated Depreciation	(12,454,063)
Investment in Real Estate Net	27,016,599
Encumbrances	23,275,000
Park Meadow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Gilbert, AZ
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	225
Initial Cost to Company, Land	835,217
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,120,769
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,364,618
Gross Amount Carried at close of period 12/31/2010, Land	835,217
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,485,387
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,320,604
Accumulated Depreciation	(9,072,518)
Investment in Real Estate Net	9,248,086
Parc East Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1977
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	102,163,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	108,989,402
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,871,189
Gross Amount Carried at close of period 12/31/2010, Land	102,163,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	114,860,591
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	217,023,591
Accumulated Depreciation	(23,094,592)
Investment in Real Estate Net	193,928,999
Encumbrances	17,081,217
Olympus Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	328
Initial Cost to Company, Land	14,752,034
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	73,335,425
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,333,107
Gross Amount Carried at close of period 12/31/2010, Land	14,752,034
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	76,668,532
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	91,420,566
Accumulated Depreciation	(22,080,839)
Investment in Real Estate Net	69,339,727
Encumbrances	49,875,780
Olde Redmond Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	4,807,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,126,038
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,182,775
Gross Amount Carried at close of period 12/31/2010, Land	4,807,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,308,813
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,115,913
Accumulated Depreciation	(9,376,336)
Investment in Real Estate Net	13,739,577
Oaks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Santa Clarita, CA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	520
Initial Cost to Company, Land	23,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	61,020,438
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,934,000
Gross Amount Carried at close of period 12/31/2010, Land	23,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	63,954,438
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	87,354,438
Accumulated Depreciation	(20,238,980)
Investment in Real Estate Net	67,115,458
Encumbrances	40,260,939
Oak Mill Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	854,133
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,233,947
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,320,715
Gross Amount Carried at close of period 12/31/2010, Land	854,133
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,554,662
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,408,795
Accumulated Depreciation	(9,400,865)
Investment in Real Estate Net	8,007,930
Encumbrances	9,600,000
Oak Mill One [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	208
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,155,522
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,318,552
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,474,074
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,474,074
Accumulated Depreciation	(7,501,774)
Investment in Real Estate Net	22,972,300
Encumbrances	12,066,806
North Pier at Harborside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ (J)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	297
Initial Cost to Company, Land	4,000,159
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	94,290,590
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,966,623
Gross Amount Carried at close of period 12/31/2010, Land	4,000,159
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	96,257,213
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,257,372
Accumulated Depreciation	(25,714,421)
Investment in Real Estate Net	74,542,951
Encumbrances	76,862,000
Northpark [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burlingame, CA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	510
Initial Cost to Company, Land	38,607,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	77,477,449
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,452,074
Gross Amount Carried at close of period 12/31/2010, Land	38,607,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	80,929,523
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	119,536,523
Accumulated Depreciation	(8,379,109)
Investment in Real Estate Net	111,157,414
Encumbrances	68,776,370
Mountain Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Stevenson Ranch, CA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	510
Initial Cost to Company, Land	3,966,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,814,995
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	11,698,615
Gross Amount Carried at close of period 12/31/2010, Land	3,966,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,513,610
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	51,480,110
Accumulated Depreciation	(23,751,369)
Investment in Real Estate Net	27,728,741
Encumbrances	57,428,472
Mountain Park Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	1,662,332
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,260,276
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,912,961
Gross Amount Carried at close of period 12/31/2010, Land	1,662,332
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,173,237
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,835,569
Accumulated Depreciation	(10,165,770)
Investment in Real Estate Net	11,669,799
Mosaic at Metro [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hyattsville, MD
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	260
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	59,705,367
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	126,999
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	59,832,366
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,832,366
Accumulated Depreciation	(6,504,822)
Investment in Real Estate Net	53,327,544
Encumbrances	44,655,135
Montierra (CA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	8,160,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,360,938
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,578,545
Gross Amount Carried at close of period 12/31/2010, Land	8,160,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,939,483
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,099,483
Accumulated Depreciation	(15,545,316)
Investment in Real Estate Net	28,554,167
Montierra [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	249
Initial Cost to Company, Land	3,455,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,266,787
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,542,668
Gross Amount Carried at close of period 12/31/2010, Land	3,455,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,809,455
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,264,455
Accumulated Depreciation	(8,591,147)
Investment in Real Estate Net	13,673,308
Encumbrances	17,858,854
Montecito [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	210
Initial Cost to Company, Land	8,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,709,146
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,830,577
Gross Amount Carried at close of period 12/31/2010, Land	8,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,539,723
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,939,723
Accumulated Depreciation	(10,567,646)
Investment in Real Estate Net	24,372,077
Monte Viejo [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoneix, AZ
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	12,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	45,926,784
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,068,859
Gross Amount Carried at close of period 12/31/2010, Land	12,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	46,995,643
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,695,643
Accumulated Depreciation	(14,000,776)
Investment in Real Estate Net	45,694,867
Encumbrances	40,515,169
Missions at Sunbow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chula Vista, CA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	28,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	59,287,595
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,302,798
Gross Amount Carried at close of period 12/31/2010, Land	28,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	60,590,393
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	89,150,393
Accumulated Depreciation	(17,010,676)
Investment in Real Estate Net	72,139,717
Encumbrances	55,091,000
Miramar Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miramar, FL
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	344
Initial Cost to Company, Land	17,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,487,235
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,648,442
Gross Amount Carried at close of period 12/31/2010, Land	17,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,135,677
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,335,677
Accumulated Depreciation	(14,063,001)
Investment in Real Estate Net	56,272,676
Mill Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Milpitas, CA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	516
Initial Cost to Company, Land	12,858,693
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	57,168,503
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,134,053
Gross Amount Carried at close of period 12/31/2010, Land	12,858,693
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	60,302,556
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	73,161,249
Accumulated Depreciation	(19,263,283)
Investment in Real Estate Net	53,897,966
Encumbrances	69,312,259
Metro on First [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	102
Initial Cost to Company, Land	8,540,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,209,981
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	282,559
Gross Amount Carried at close of period 12/31/2010, Land	8,540,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,492,540
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,032,540
Accumulated Depreciation	(3,183,956)
Investment in Real Estate Net	17,848,584
Encumbrances	16,650,000
Marks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Englewood, CO (G)
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	616
Initial Cost to Company, Land	4,928,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,622,314
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	9,664,858
Gross Amount Carried at close of period 12/31/2010, Land	4,928,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,287,172
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,215,672
Accumulated Depreciation	(27,218,142)
Investment in Real Estate Net	31,997,530
Encumbrances	19,195,000
Longview Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Waltham, MA
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	348
Initial Cost to Company, Land	20,880,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	90,255,509
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,059,321
Gross Amount Carried at close of period 12/31/2010, Land	20,880,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	92,314,830
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	113,194,830
Accumulated Depreciation	(21,584,039)
Investment in Real Estate Net	91,610,791
Encumbrances	57,029,000
Market Street Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	229
Initial Cost to Company, Land	13,740,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,757,301
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	570,900
Gross Amount Carried at close of period 12/31/2010, Land	13,740,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,328,201
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	55,068,201
Accumulated Depreciation	(9,542,056)
Investment in Real Estate Net	45,526,145
Lincoln Heights [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Quincy, MA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	5,928,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,595,262
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,702,664
Gross Amount Carried at close of period 12/31/2010, Land	5,928,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,297,926
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	50,226,326
Accumulated Depreciation	(21,483,850)
Investment in Real Estate Net	28,742,476
Lindley [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Encino, CA
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	129
Initial Cost to Company, Land	5,805,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,705,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	380,221
Gross Amount Carried at close of period 12/31/2010, Land	5,805,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,085,221
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,890,221
Accumulated Depreciation	(1,708,719)
Investment in Real Estate Net	30,181,502
Encumbrances	22,436,908
Liberty Tower [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA (G)
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	235
Initial Cost to Company, Land	16,382,822
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	83,817,078
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	500,099
Gross Amount Carried at close of period 12/31/2010, Land	16,382,822
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	84,317,177
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,699,999
Accumulated Depreciation	(7,455,086)
Investment in Real Estate Net	93,244,913
Encumbrances	48,586,957
Liberty Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Brain Tree, MA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	5,977,504
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,749,110
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,184,890
Gross Amount Carried at close of period 12/31/2010, Land	5,977,504
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,934,000
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,911,504
Accumulated Depreciation	(9,678,494)
Investment in Real Estate Net	25,233,010
Encumbrances	24,980,280
La Terrazza at Colma Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Colma, CA (G) (I)
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	153
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,251,044
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	492,747
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,743,791
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,743,791
Accumulated Depreciation	(8,533,442)
Investment in Real Estate Net	33,210,349
Encumbrances	25,175,000
Jaclen Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beverly, MA
Date of Constuction	1976
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	437,072
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	2,921,735
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,146,926
Gross Amount Carried at close of period 12/31/2010, Land	437,072
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,068,661
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,505,733
Accumulated Depreciation	(1,988,692)
Investment in Real Estate Net	2,517,041
Encumbrances	1,074,494
Ivory Wood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bothell, WA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	2,732,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,888,282
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	585,457
Gross Amount Carried at close of period 12/31/2010, Land	2,732,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,473,739
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,206,539
Accumulated Depreciation	(4,321,190)
Investment in Real Estate Net	12,885,349
Encumbrances	8,020,000
Highlands at Cherry Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cherry Hills, NJ
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	170
Initial Cost to Company, Land	6,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,459,108
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	639,410
Gross Amount Carried at close of period 12/31/2010, Land	6,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,098,518
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,898,518
Accumulated Depreciation	(5,655,534)
Investment in Real Estate Net	23,242,984
Encumbrances	14,391,147
Heronfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Kirkland, WA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	9,245,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,017,749
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,286,663
Gross Amount Carried at close of period 12/31/2010, Land	9,245,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,304,412
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,549,412
Accumulated Depreciation	(6,623,206)
Investment in Real Estate Net	30,926,206
Heritage at Stone Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burlington, MA
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	10,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,808,335
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	722,215
Gross Amount Carried at close of period 12/31/2010, Land	10,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,530,550
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,330,550
Accumulated Depreciation	(8,636,359)
Investment in Real Estate Net	34,694,191
Encumbrances	27,859,574
Heights on Capitol Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	104
Initial Cost to Company, Land	5,425,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,138,028
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	145,491
Gross Amount Carried at close of period 12/31/2010, Land	5,425,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,283,519
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,708,519
Accumulated Depreciation	(4,885,848)
Investment in Real Estate Net	21,822,671
Encumbrances	19,320,000
Hathaway [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Long Beach, CA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	385
Initial Cost to Company, Land	2,512,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,611,912
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,617,407
Gross Amount Carried at close of period 12/31/2010, Land	2,512,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,229,319
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,741,819
Accumulated Depreciation	(17,010,633)
Investment in Real Estate Net	14,731,186
Encumbrances	46,517,800
Harbor Steps [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	730
Initial Cost to Company, Land	59,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	158,829,432
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,329,927
Gross Amount Carried at close of period 12/31/2010, Land	59,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	166,159,359
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	226,059,359
Accumulated Depreciation	(41,014,218)
Investment in Real Estate Net	185,045,141
Encumbrances	121,360,757
Greenwood Plaza [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Centennial, CO
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	266
Initial Cost to Company, Land	3,990,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,846,708
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,921,183
Gross Amount Carried at close of period 12/31/2010, Land	3,990,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,767,891
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,757,891
Accumulated Depreciation	(8,360,465)
Investment in Real Estate Net	33,397,426
Greenwood Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Centennial, CO
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	291
Initial Cost to Company, Land	4,365,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	38,372,440
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,338,988
Gross Amount Carried at close of period 12/31/2010, Land	4,365,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,711,428
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,076,428
Accumulated Depreciation	(8,725,623)
Investment in Real Estate Net	35,350,805
Grandeville at River Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Oviedo, FL
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	6,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,114,693
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,723,206
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,837,899
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,837,899
Accumulated Depreciation	(7,801,937)
Investment in Real Estate Net	23,035,962
Encumbrances	28,890,000
Glo [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	201
Initial Cost to Company, Land	16,047,022
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	48,652,977
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	16,047,022
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	48,652,977
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	64,699,999
Accumulated Depreciation	0
Investment in Real Estate Net	64,699,999
Encumbrances	31,490,000
Glen Meadow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Franklin, MA
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	288
Initial Cost to Company, Land	2,339,330
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,133,588
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,641,165
Gross Amount Carried at close of period 12/31/2010, Land	2,339,330
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,774,753
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,114,083
Accumulated Depreciation	(8,972,636)
Investment in Real Estate Net	13,141,447
Encumbrances	353,833
Geary Court Yard [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Francisco, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	164
Initial Cost to Company, Land	1,722,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,471,429
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,125,987
Gross Amount Carried at close of period 12/31/2010, Land	1,722,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,597,416
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,319,816
Accumulated Depreciation	(9,023,938)
Investment in Real Estate Net	10,295,878
Encumbrances	18,281,425
Gateway at Malden Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Malden, MA (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	203
Initial Cost to Company, Land	9,209,780
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,722,666
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,322,590
Gross Amount Carried at close of period 12/31/2010, Land	9,209,780
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,045,256
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,255,036
Accumulated Depreciation	(12,427,280)
Investment in Real Estate Net	30,827,756
Encumbrances	14,970,000
Woodleaf [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Campbell, CA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	178
Initial Cost to Company, Land	8,550,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,988,183
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,525,549
Gross Amount Carried at close of period 12/31/2010, Land	8,550,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,513,732
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,064,332
Accumulated Depreciation	(8,858,351)
Investment in Real Estate Net	19,205,981
Encumbrances	0
Woodland Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	East Palo Alto, CA (G)
Date of Constuction	1953
Real Estate And Accumulated Depreciation Units	1,812
Initial Cost to Company, Land	72,224,518
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	57,775,482
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	11,882
Gross Amount Carried at close of period 12/31/2010, Land	72,224,518
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	57,787,364
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	130,011,882
Accumulated Depreciation	(361,821)
Investment in Real Estate Net	129,650,061
Encumbrances	0
Management Business [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chicago, IL
Date of Constuction	(D)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	85,280,456
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	85,280,456
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,280,456
Accumulated Depreciation	(64,901,959)
Investment in Real Estate Net	20,378,497
Encumbrances	0
Mass 1210 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	9,213,512
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,559,189
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	316,157
Gross Amount Carried at close of period 12/31/2010, Land	9,213,512
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,875,346
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,088,858
Accumulated Depreciation	(8,949,188)
Investment in Real Estate Net	37,139,670
Encumbrances	0
Joyce On Pentagon Row 1401 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	326
Initial Cost to Company, Land	9,780,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	89,668,165
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	260,729
Gross Amount Carried at close of period 12/31/2010, Land	9,780,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	89,928,894
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	99,708,894
Accumulated Depreciation	(11,567,038)
Investment in Real Estate Net	88,141,856
Encumbrances	0
1500 Mass Ave [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	1951
Real Estate And Accumulated Depreciation Units	556
Initial Cost to Company, Land	54,638,298
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,361,702
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,435,233
Gross Amount Carried at close of period 12/31/2010, Land	54,638,298
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,796,935
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	96,435,233
Accumulated Depreciation	(5,071,385)
Investment in Real Estate Net	91,363,848
Encumbrances	0
Peachtree 1660 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	355
Initial Cost to Company, Land	7,924,126
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,533,831
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,308,016
Gross Amount Carried at close of period 12/31/2010, Land	7,924,126
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,841,847
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,765,973
Accumulated Depreciation	(8,233,880)
Investment in Real Estate Net	25,532,093
Encumbrances	0
1700 Amsterdam [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,347,795
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,347,795
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	3,347,795
Accumulated Depreciation	0
Investment in Real Estate Net	3,347,795
Encumbrances	0
175 Kent [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Brooklyn, NY (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	113
Initial Cost to Company, Land	22,037,831
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	53,962,169
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,899
Gross Amount Carried at close of period 12/31/2010, Land	22,037,831
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,967,068
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	76,004,899
Accumulated Depreciation	0
Investment in Real Estate Net	76,004,899
Encumbrances	0
200 N Lemon Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Anaheim, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	5,865,235
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	171,438
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	5,865,235
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	171,438
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,036,673
Accumulated Depreciation	0
Investment in Real Estate Net	6,036,673
Encumbrances	0
2201 Pershing Drive [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	11,321,198
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,605,311
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,321,198
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,605,311
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,926,509
Accumulated Depreciation	0
Investment in Real Estate Net	30,926,509
Encumbrances	0
M St 2400 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	359
Initial Cost to Company, Land	30,006,593
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	114,013,785
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	821,940
Gross Amount Carried at close of period 12/31/2010, Land	30,006,593
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	114,835,725
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	144,842,318
Accumulated Depreciation	(25,913,002)
Investment in Real Estate Net	118,929,316
Encumbrances	0
Four Hundred And Twenty East 80th Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	1961
Real Estate And Accumulated Depreciation Units	155
Initial Cost to Company, Land	39,277,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,026,984
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,670,219
Gross Amount Carried at close of period 12/31/2010, Land	39,277,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,697,203
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	64,974,203
Accumulated Depreciation	(7,346,380)
Investment in Real Estate Net	57,627,823
Encumbrances	0
425 Mass [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	559
Initial Cost to Company, Land	28,150,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	138,600,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,306,882
Gross Amount Carried at close of period 12/31/2010, Land	28,150,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	140,906,882
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	169,056,882
Accumulated Depreciation	(10,753,212)
Investment in Real Estate Net	158,303,670
Encumbrances	0
51 University [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	1918
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	3,640,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,110,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	782,855
Gross Amount Carried at close of period 12/31/2010, Land	3,640,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,892,855
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,532,855
Accumulated Depreciation	(207,107)
Investment in Real Estate Net	12,325,748
Encumbrances	0
Washington 600 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	135
Initial Cost to Company, Land	32,852,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,140,551
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	241,280
Gross Amount Carried at close of period 12/31/2010, Land	32,852,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,381,831
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	76,233,831
Accumulated Depreciation	(10,895,304)
Investment in Real Estate Net	65,338,527
Encumbrances	0
Greene 70 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ (G)
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	28,170,659
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	237,020,220
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	298,646
Gross Amount Carried at close of period 12/31/2010, Land	28,170,659
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	237,318,866
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	265,489,525
Accumulated Depreciation	(15,466,554)
Investment in Real Estate Net	250,022,971
Encumbrances	0
Broadway 71 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	238
Initial Cost to Company, Land	22,611,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	77,492,171
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,194,824
Gross Amount Carried at close of period 12/31/2010, Land	22,611,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	84,686,995
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	107,298,595
Accumulated Depreciation	(21,051,383)
Investment in Real Estate Net	86,247,212
Encumbrances	0
777 Sixth [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	294
Initial Cost to Company, Land	65,352,706
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	65,747,294
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	760,339
Gross Amount Carried at close of period 12/31/2010, Land	65,352,706
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	66,507,633
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	131,860,339
Accumulated Depreciation	(11,220,212)
Investment in Real Estate Net	120,640,127
Encumbrances	0
88 Hillside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Daly City, CA (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	95
Initial Cost to Company, Land	7,786,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,733,200
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	729,871
Gross Amount Carried at close of period 12/31/2010, Land	7,786,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,463,071
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	40,249,871
Accumulated Depreciation	(343,824)
Investment in Real Estate Net	39,906,047
Encumbrances	0
Abington Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Abington, MA
Date of Constuction	1968
Real Estate And Accumulated Depreciation Units	90
Initial Cost to Company, Land	553,105
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,697,396
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,394,444
Gross Amount Carried at close of period 12/31/2010, Land	553,105
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	6,091,840
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,644,945
Accumulated Depreciation	(3,160,486)
Investment in Real Estate Net	3,484,459
Encumbrances	0
Acacia Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1988-1994
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	3,663,473
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,172,386
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,955,147
Gross Amount Carried at close of period 12/31/2010, Land	3,663,473
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,127,533
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,791,006
Accumulated Depreciation	(12,113,624)
Investment in Real Estate Net	15,677,382
Encumbrances	0
The Arches [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunnyvale, CA
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	410
Initial Cost to Company, Land	26,650,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	62,850,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,347
Gross Amount Carried at close of period 12/31/2010, Land	26,650,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	62,858,347
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	89,508,347
Accumulated Depreciation	(745,859)
Investment in Real Estate Net	88,762,488
Encumbrances	0
Arden Villas [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	5,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,600,796
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,366,120
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,966,916
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,466,916
Accumulated Depreciation	(9,505,727)
Investment in Real Estate Net	27,961,189
Encumbrances	0
Arlington at Perimeter Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	2,448,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,095,484
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	199,927
Gross Amount Carried at close of period 12/31/2010, Land	2,448,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,295,411
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,743,411
Accumulated Depreciation	(2,002,871)
Investment in Real Estate Net	8,740,540
Encumbrances	0
Artisan on Second [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	118
Initial Cost to Company, Land	8,000,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,074,600
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	12,623
Gross Amount Carried at close of period 12/31/2010, Land	8,000,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,087,223
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,087,623
Accumulated Depreciation	(1,370,912)
Investment in Real Estate Net	42,716,711
Encumbrances	0
Ashton, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona Hills, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	492
Initial Cost to Company, Land	2,594,264
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,042,398
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,318,737
Gross Amount Carried at close of period 12/31/2010, Land	2,594,264
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,361,135
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,955,399
Accumulated Depreciation	(20,407,980)
Investment in Real Estate Net	21,547,419
Encumbrances	0
Auvers Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	3,808,823
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,322,243
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,438,957
Gross Amount Carried at close of period 12/31/2010, Land	3,808,823
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,761,200
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,570,023
Accumulated Depreciation	(17,562,711)
Investment in Real Estate Net	22,007,312
Encumbrances	0
Avenue Royale [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	200
Initial Cost to Company, Land	5,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,785,388
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,015,551
Gross Amount Carried at close of period 12/31/2010, Land	5,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,800,939
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,800,939
Accumulated Depreciation	(5,263,233)
Investment in Real Estate Net	18,537,706
Encumbrances	0
Avon Place LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Avon, CT
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	163
Initial Cost to Company, Land	1,788,943
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,440,003
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,826,600
Gross Amount Carried at close of period 12/31/2010, Land	1,788,943
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,266,603
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,055,546
Accumulated Depreciation	(5,868,216)
Investment in Real Estate Net	10,187,330
Encumbrances	0
Ball Park Lofts [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	346
Initial Cost to Company, Land	5,481,556
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,658,741
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,147,155
Gross Amount Carried at close of period 12/31/2010, Land	5,481,556
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,805,896
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	60,287,452
Accumulated Depreciation	(15,027,289)
Investment in Real Estate Net	45,260,163
Encumbrances	0
Barrington Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Oviedo, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	233
Initial Cost to Company, Land	6,990,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,740,825
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,656,061
Gross Amount Carried at close of period 12/31/2010, Land	6,990,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,396,886
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,386,886
Accumulated Depreciation	(7,143,268)
Investment in Real Estate Net	18,243,618
Encumbrances	0
Bay Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Long Beach, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	160
Initial Cost to Company, Land	7,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,437,239
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	819,776
Gross Amount Carried at close of period 12/31/2010, Land	7,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,257,015
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,857,015
Accumulated Depreciation	(8,027,118)
Investment in Real Estate Net	27,829,897
Encumbrances	0
Bella Terra [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mukilteo, WA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	235
Initial Cost to Company, Land	5,686,861
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,070,540
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	743,787
Gross Amount Carried at close of period 12/31/2010, Land	5,686,861
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,814,327
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,501,188
Accumulated Depreciation	(8,186,839)
Investment in Real Estate Net	24,314,349
Encumbrances	0
Bella Vista [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	248
Initial Cost to Company, Land	2,978,879
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,641,333
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,456,763
Gross Amount Carried at close of period 12/31/2010, Land	2,978,879
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,098,096
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,076,975
Accumulated Depreciation	(12,710,839)
Investment in Real Estate Net	14,366,136
Encumbrances	0
Bella Vista One Two Three Combined [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Woodland Hills, CA
Date of Constuction	2003-2007
Real Estate And Accumulated Depreciation Units	579
Initial Cost to Company, Land	31,682,754
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	121,095,786
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,563,367
Gross Amount Carried at close of period 12/31/2010, Land	31,682,754
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	122,659,153
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	154,341,907
Accumulated Depreciation	(28,332,758)
Investment in Real Estate Net	126,009,149
Encumbrances	0
Belle Arts Condominium Homes, LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	1
Initial Cost to Company, Land	63,158
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	248,929
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	(5,320)
Gross Amount Carried at close of period 12/31/2010, Land	63,158
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	243,609
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	306,767
Accumulated Depreciation	0
Investment in Real Estate Net	306,767
Encumbrances	0
Berkeley Land [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	13,908,910
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	2,227,866
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	13,908,910
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	2,227,866
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,136,776
Accumulated Depreciation	0
Investment in Real Estate Net	16,136,776
Encumbrances	0
Bermuda Cove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	350
Initial Cost to Company, Land	1,503,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,561,896
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,743,553
Gross Amount Carried at close of period 12/31/2010, Land	1,503,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,305,449
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,808,449
Accumulated Depreciation	(12,374,482)
Investment in Real Estate Net	13,433,967
Encumbrances	0
Bishop Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Winter Park, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	2,592,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,990,436
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,762,396
Gross Amount Carried at close of period 12/31/2010, Land	2,592,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,752,832
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,344,832
Accumulated Depreciation	(11,171,320)
Investment in Real Estate Net	13,173,512
Encumbrances	0
Bradford Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Newington, CT
Date of Constuction	1964
Real Estate And Accumulated Depreciation Units	64
Initial Cost to Company, Land	401,091
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	2,681,210
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	627,352
Gross Amount Carried at close of period 12/31/2010, Land	401,091
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,308,562
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	3,709,653
Accumulated Depreciation	(1,443,213)
Investment in Real Estate Net	2,266,440
Encumbrances	0
Bradley Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Puyallup, WA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	155
Initial Cost to Company, Land	3,813,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,313,645
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	451,352
Gross Amount Carried at close of period 12/31/2010, Land	3,813,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,764,997
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,577,997
Accumulated Depreciation	(5,726,555)
Investment in Real Estate Net	16,851,442
Encumbrances	0
Briar Knoll Apts [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Vernon, CT
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	150
Initial Cost to Company, Land	928,972
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	6,209,988
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,467,900
Gross Amount Carried at close of period 12/31/2010, Land	928,972
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	7,677,888
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,606,860
Accumulated Depreciation	(3,355,569)
Investment in Real Estate Net	5,251,291
Encumbrances	0
Bridford Lakes Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Greensboro, NC
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	1,100,564
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	792,508
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	1,100,564
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	792,508
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,893,072
Accumulated Depreciation	0
Investment in Real Estate Net	1,893,072
Encumbrances	0
Bridgewater at Wells Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orange Park, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	288
Initial Cost to Company, Land	2,160,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,347,549
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,202,929
Gross Amount Carried at close of period 12/31/2010, Land	2,160,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,550,478
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,710,478
Accumulated Depreciation	(7,204,309)
Investment in Real Estate Net	10,506,169
Encumbrances	0
The Brooklyner [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Brooklyn, NY (G)
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	490
Initial Cost to Company, Land	40,099,922
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	221,413,464
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	84,680
Gross Amount Carried at close of period 12/31/2010, Land	40,099,922
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	221,498,144
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	261,598,066
Accumulated Depreciation	(7,655,279)
Investment in Real Estate Net	253,942,787
Encumbrances	0
Camellero [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	348
Initial Cost to Company, Land	1,924,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,324,593
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,702,222
Gross Amount Carried at close of period 12/31/2010, Land	1,924,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,026,815
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,951,715
Accumulated Depreciation	(14,664,481)
Investment in Real Estate Net	10,287,234
Encumbrances	0
Carlyle Mill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	317
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,367,913
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,734,381
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	55,102,294
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	65,102,294
Accumulated Depreciation	(17,452,858)
Investment in Real Estate Net	47,649,436
Encumbrances	0
Centennial Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	187
Initial Cost to Company, Land	3,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,280,039
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	389,948
Gross Amount Carried at close of period 12/31/2010, Land	3,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,669,987
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,469,987
Accumulated Depreciation	(5,773,241)
Investment in Real Estate Net	19,696,746
Encumbrances	0
Centerpointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beaverton, OR
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	3,421,535
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,708,853
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,854,171
Gross Amount Carried at close of period 12/31/2010, Land	3,421,535
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,563,024
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,984,559
Accumulated Depreciation	(7,802,200)
Investment in Real Estate Net	14,182,359
Encumbrances	0
Centre Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ontario, CA
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	312
Initial Cost to Company, Land	5,616,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,485,891
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,737,952
Gross Amount Carried at close of period 12/31/2010, Land	5,616,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,223,843
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,839,843
Accumulated Depreciation	(10,900,792)
Investment in Real Estate Net	20,939,051
Encumbrances	0
Centre Club II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ontario, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	1,820,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,528,898
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	591,236
Gross Amount Carried at close of period 12/31/2010, Land	1,820,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,120,134
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,940,134
Accumulated Depreciation	(3,571,632)
Investment in Real Estate Net	8,368,502
Encumbrances	0
Chandlers Bay [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Kent, WA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	293
Initial Cost to Company, Land	3,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,961,895
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	284,794
Gross Amount Carried at close of period 12/31/2010, Land	3,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,246,689
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,946,689
Accumulated Depreciation	(3,172,283)
Investment in Real Estate Net	19,774,406
Encumbrances	0
Chatelaine Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Duluth, GA
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	303
Initial Cost to Company, Land	1,818,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,489,671
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,121,430
Gross Amount Carried at close of period 12/31/2010, Land	1,818,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,611,101
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,429,101
Accumulated Depreciation	(12,460,470)
Investment in Real Estate Net	15,968,631
Encumbrances	0
Chesapeake Glen Apts [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Glen Burnie, MD
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	796
Initial Cost to Company, Land	8,993,411
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,301,052
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	21,729,611
Gross Amount Carried at close of period 12/31/2010, Land	8,993,411
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	49,030,663
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	58,024,074
Accumulated Depreciation	(25,384,518)
Investment in Real Estate Net	32,639,556
Encumbrances	0
Chestnut Hills [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Puyallup, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	157
Initial Cost to Company, Land	756,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	6,806,635
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,478,004
Gross Amount Carried at close of period 12/31/2010, Land	756,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,284,639
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	9,040,939
Accumulated Depreciation	(4,569,192)
Investment in Real Estate Net	4,471,747
Encumbrances	0
Chickasaw Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	292
Initial Cost to Company, Land	2,044,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,366,832
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,026,320
Gross Amount Carried at close of period 12/31/2010, Land	2,044,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,393,152
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,437,152
Accumulated Depreciation	(7,087,225)
Investment in Real Estate Net	9,349,927
Encumbrances	0
Chinatown Gateway [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	14,791,831
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,219,520
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	14,791,831
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,219,520
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,011,351
Accumulated Depreciation	0
Investment in Real Estate Net	35,011,351
Encumbrances	0
City View (GA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	6,440,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,993,460
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,317,239
Gross Amount Carried at close of period 12/31/2010, Land	6,440,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,310,699
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,751,499
Accumulated Depreciation	(5,974,911)
Investment in Real Estate Net	21,776,588
Encumbrances	0
Cleo, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	92
Initial Cost to Company, Land	6,615,467
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,829,335
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,705,284
Gross Amount Carried at close of period 12/31/2010, Land	6,615,467
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,534,619
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,150,086
Accumulated Depreciation	(4,696,293)
Investment in Real Estate Net	20,453,793
Encumbrances	0
Coconut Palm Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coconut Creek, FL
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	3,001,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,678,928
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,011,144
Gross Amount Carried at close of period 12/31/2010, Land	3,001,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,690,072
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,691,772
Accumulated Depreciation	(10,164,773)
Investment in Real Estate Net	13,526,999
Encumbrances	0
Cortona at Dana Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mesa, AZ
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	222
Initial Cost to Company, Land	2,028,939
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,466,128
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,545,062
Gross Amount Carried at close of period 12/31/2010, Land	2,028,939
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,011,190
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,040,129
Accumulated Depreciation	(7,883,606)
Investment in Real Estate Net	9,156,523
Encumbrances	0
Cove at Boynton Beach I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	12,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,469,651
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,289,248
Gross Amount Carried at close of period 12/31/2010, Land	12,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,758,899
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,358,899
Accumulated Depreciation	(11,006,677)
Investment in Real Estate Net	36,352,222
Encumbrances	0
Cove at Boynton Beach II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	14,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,874,719
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	14,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,874,719
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,674,719
Accumulated Depreciation	(11,305,764)
Investment in Real Estate Net	41,368,955
Encumbrances	0
Crown Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	416
Initial Cost to Company, Land	3,156,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,414,599
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,646,438
Gross Amount Carried at close of period 12/31/2010, Land	3,156,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,061,037
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	40,217,637
Accumulated Depreciation	(19,125,520)
Investment in Real Estate Net	21,092,117
Encumbrances	0
Crowntree Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	352
Initial Cost to Company, Land	12,009,630
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,407,977
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	236,864
Gross Amount Carried at close of period 12/31/2010, Land	12,009,630
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,644,841
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	56,654,471
Accumulated Depreciation	(7,065,210)
Investment in Real Estate Net	49,589,261
Encumbrances	0
Cypress Lake at Waterford [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	7,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,654,816
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,621,151
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,275,967
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,275,967
Accumulated Depreciation	(8,974,873)
Investment in Real Estate Net	27,301,094
Encumbrances	0
Dartmouth Woods [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, CO
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	201
Initial Cost to Company, Land	1,609,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,832,754
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,098,370
Gross Amount Carried at close of period 12/31/2010, Land	1,609,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,931,124
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,540,924
Accumulated Depreciation	(6,960,459)
Investment in Real Estate Net	7,580,465
Encumbrances	0
Dean Estates [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Taunton, MA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	58
Initial Cost to Company, Land	498,080
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,329,560
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	644,755
Gross Amount Carried at close of period 12/31/2010, Land	498,080
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,974,315
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,472,395
Accumulated Depreciation	(1,831,109)
Investment in Real Estate Net	2,641,286
Encumbrances	0
Deerwood (Corona) [Member]
Real Estates And Accumulated Depreciation Abstract
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	4,742,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,272,892
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,983,156
Gross Amount Carried at close of period 12/31/2010, Land	4,742,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,256,048
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,998,248
Accumulated Depreciation	(12,694,215)
Investment in Real Estate Net	16,304,033
Encumbrances	0
Defoor Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	2,966,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,570,210
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,022,481
Gross Amount Carried at close of period 12/31/2010, Land	2,966,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,592,691
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,559,091
Accumulated Depreciation	(6,381,963)
Investment in Real Estate Net	9,177,128
Encumbrances	0
DelMarRidge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	181
Initial Cost to Company, Land	7,801,824
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,948,176
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,873,844
Gross Amount Carried at close of period 12/31/2010, Land	7,801,824
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,822,020
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,623,844
Accumulated Depreciation	(4,887,595)
Investment in Real Estate Net	42,736,249
Encumbrances	0
Eagle Canyon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chino Hills, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	1,808,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,274,361
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,201,855
Gross Amount Carried at close of period 12/31/2010, Land	1,808,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,476,216
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,285,116
Accumulated Depreciation	(11,710,765)
Investment in Real Estate Net	12,574,351
Encumbrances	0
Edgemont at Bethesda Metro [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bethesda, MD
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	122
Initial Cost to Company, Land	13,092,552
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,907,448
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	14,551
Gross Amount Carried at close of period 12/31/2010, Land	13,092,552
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,921,999
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	57,014,551
Accumulated Depreciation	(143,993)
Investment in Real Estate Net	56,870,558
Encumbrances	0
Ellipse at Government Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fairfax, VA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	404
Initial Cost to Company, Land	19,433,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	56,816,266
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,407,457
Gross Amount Carried at close of period 12/31/2010, Land	19,433,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	60,223,723
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	79,656,723
Accumulated Depreciation	(10,767,112)
Investment in Real Estate Net	68,889,611
Encumbrances	0
Emerson Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	1962
Real Estate And Accumulated Depreciation Units	444
Initial Cost to Company, Land	14,855,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	57,566,636
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	15,461,793
Gross Amount Carried at close of period 12/31/2010, Land	14,855,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	73,028,429
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	87,883,429
Accumulated Depreciation	(39,453,309)
Investment in Real Estate Net	48,430,120
Encumbrances	0
Enclave at Lake Underhill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	312
Initial Cost to Company, Land	9,359,750
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,539,650
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,285,853
Gross Amount Carried at close of period 12/31/2010, Land	9,359,750
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,825,503
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,185,253
Accumulated Depreciation	(9,090,279)
Investment in Real Estate Net	32,094,974
Encumbrances	0
Enclave at Waterways [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Deerfield Beach, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,194,576
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,068,582
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,263,158
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,263,158
Accumulated Depreciation	(10,140,629)
Investment in Real Estate Net	39,122,529
Encumbrances	0
Enclave at Winston Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coconut Creek, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	278
Initial Cost to Company, Land	5,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,939,324
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,590,243
Gross Amount Carried at close of period 12/31/2010, Land	5,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,529,567
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,089,567
Accumulated Depreciation	(8,422,705)
Investment in Real Estate Net	19,666,862
Encumbrances	0
Enclave, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tempe, AZ
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	1,500,192
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,281,399
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,446,011
Gross Amount Carried at close of period 12/31/2010, Land	1,500,192
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,727,410
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,227,602
Accumulated Depreciation	(10,245,126)
Investment in Real Estate Net	11,982,476
Encumbrances	0
The Encore at Sherman Oaks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sherman Oaks, CA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	174
Initial Cost to Company, Land	8,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,450,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	(172)
Gross Amount Carried at close of period 12/31/2010, Land	8,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,449,828
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,149,828
Accumulated Depreciation	(102,111)
Investment in Real Estate Net	34,047,717
Encumbrances	0
Estates at Wellington Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Wellington, FL
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	400
Initial Cost to Company, Land	20,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	64,790,850
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,940,468
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	66,731,318
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	86,731,318
Accumulated Depreciation	(18,233,852)
Investment in Real Estate Net	68,497,466
Encumbrances	0
Eye Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C.
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	13,523,104
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,434,731
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	13,523,104
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,434,731
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,957,835
Accumulated Depreciation	0
Investment in Real Estate Net	14,957,835
Encumbrances	0
Four Winds [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fall River, MA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	1,370,843
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,163,804
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,055,216
Gross Amount Carried at close of period 12/31/2010, Land	1,370,843
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,219,020
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,589,863
Accumulated Depreciation	(4,838,597)
Investment in Real Estate Net	7,751,266
Encumbrances	0
Fox Hill Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Enfield, CT
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	1,129,018
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,547,256
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,542,032
Gross Amount Carried at close of period 12/31/2010, Land	1,129,018
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,089,288
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,218,306
Accumulated Depreciation	(3,874,075)
Investment in Real Estate Net	6,344,231
Encumbrances	0
Fox Run (WA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Federal Way, WA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	626,637
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,765,018
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,799,744
Gross Amount Carried at close of period 12/31/2010, Land	626,637
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	7,564,762
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,191,399
Accumulated Depreciation	(4,799,492)
Investment in Real Estate Net	3,391,907
Encumbrances	0
Fox Run Two Wa [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Federal Way, WA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	18
Initial Cost to Company, Land	80,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,286,139
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	53,086
Gross Amount Carried at close of period 12/31/2010, Land	80,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,339,225
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,419,225
Accumulated Depreciation	(435,137)
Investment in Real Estate Net	984,088
Encumbrances	0
Gables Grand Plaza [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Gables, FL (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	195
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,601,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,864,473
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	49,465,473
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,465,473
Accumulated Depreciation	(14,528,653)
Investment in Real Estate Net	34,936,820
Encumbrances	0
Gallery, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hermosa Beach,CA
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	18,144,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,567,941
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,800,776
Gross Amount Carried at close of period 12/31/2010, Land	18,144,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	48,368,717
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	66,512,717
Accumulated Depreciation	(11,575,744)
Investment in Real Estate Net	54,936,973
Encumbrances	0
Gatehouse at Pine Lake [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pembroke Pines, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	1,896,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,070,795
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,694,859
Gross Amount Carried at close of period 12/31/2010, Land	1,896,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,765,654
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,662,254
Accumulated Depreciation	(11,286,379)
Investment in Real Estate Net	12,375,875
Encumbrances	0
Gatehouse on the Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Plantation, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	312
Initial Cost to Company, Land	2,228,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,056,270
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,918,445
Gross Amount Carried at close of period 12/31/2010, Land	2,228,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,974,715
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,202,915
Accumulated Depreciation	(13,806,093)
Investment in Real Estate Net	15,396,822
Encumbrances	0
Gates of Redmond [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	2,306,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,064,015
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,676,955
Gross Amount Carried at close of period 12/31/2010, Land	2,306,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,740,970
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,047,070
Accumulated Depreciation	(8,269,321)
Investment in Real Estate Net	10,777,749
Encumbrances	0
Gatewood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasanton, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	200
Initial Cost to Company, Land	6,796,511
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,249,392
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,235,044
Gross Amount Carried at close of period 12/31/2010, Land	6,796,511
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,484,436
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,280,947
Accumulated Depreciation	(7,962,040)
Investment in Real Estate Net	23,318,907
Encumbrances	0
Governors Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bowie, MD
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	478
Initial Cost to Company, Land	19,845,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	73,335,916
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	695,633
Gross Amount Carried at close of period 12/31/2010, Land	19,845,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	74,031,549
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	93,876,549
Accumulated Depreciation	(14,127,464)
Investment in Real Estate Net	79,749,085
Encumbrances	0
Greenfield Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rocky Hill , CT
Date of Constuction	1965
Real Estate And Accumulated Depreciation Units	151
Initial Cost to Company, Land	911,534
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	6,093,418
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	653,663
Gross Amount Carried at close of period 12/31/2010, Land	911,534
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	6,747,081
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	7,658,615
Accumulated Depreciation	(2,908,887)
Investment in Real Estate Net	4,749,728
Encumbrances	0
Hamilton Villas [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beverly Hills, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	35
Initial Cost to Company, Land	7,772,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,864,269
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,248,987
Gross Amount Carried at close of period 12/31/2010, Land	7,772,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,113,256
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,885,256
Accumulated Depreciation	(2,886,918)
Investment in Real Estate Net	22,998,338
Encumbrances	0
Hampshire Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	259
Initial Cost to Company, Land	10,806,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,335,330
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,975,273
Gross Amount Carried at close of period 12/31/2010, Land	10,806,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,310,603
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,116,603
Accumulated Depreciation	(9,342,481)
Investment in Real Estate Net	33,774,122
Encumbrances	0
Hamptons [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Puyallup, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	230
Initial Cost to Company, Land	1,119,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,075,844
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,181,372
Gross Amount Carried at close of period 12/31/2010, Land	1,119,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,257,216
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,376,416
Accumulated Depreciation	(6,502,883)
Investment in Real Estate Net	6,873,533
Encumbrances	0
Heritage Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lynwood, WA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	197
Initial Cost to Company, Land	6,895,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,983,597
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	580,309
Gross Amount Carried at close of period 12/31/2010, Land	6,895,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,563,906
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,458,906
Accumulated Depreciation	(6,170,097)
Investment in Real Estate Net	20,288,809
Encumbrances	0
Heritage, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	1,209,705
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,136,903
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,445,456
Gross Amount Carried at close of period 12/31/2010, Land	1,209,705
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,582,359
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,792,064
Accumulated Depreciation	(7,351,002)
Investment in Real Estate Net	8,441,062
Encumbrances	0
Heron Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	1,546,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,774,676
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,100,353
Gross Amount Carried at close of period 12/31/2010, Land	1,546,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,875,029
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,421,729
Accumulated Depreciation	(5,452,706)
Investment in Real Estate Net	5,969,023
Encumbrances	0
High Meadow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ellington, CT
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	583,679
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,901,774
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	847,209
Gross Amount Carried at close of period 12/31/2010, Land	583,679
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,748,983
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,332,662
Accumulated Depreciation	(1,998,900)
Investment in Real Estate Net	3,333,762
Encumbrances	0
Highland Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westwood, MA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	2,229,096
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,828,153
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,377,035
Gross Amount Carried at close of period 12/31/2010, Land	2,229,096
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,205,188
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,434,284
Accumulated Depreciation	(7,889,981)
Investment in Real Estate Net	13,544,303
Encumbrances	0
Highland Glen Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westwood, MA
Date of Constuction	2007
Real Estate And Accumulated Depreciation Units	102
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,875,857
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	96,440
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,972,297
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,972,297
Accumulated Depreciation	(3,651,496)
Investment in Real Estate Net	16,320,801
Encumbrances	0
Highlands At South Plainfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	South Plainfield, NJ
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	10,080,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,526,912
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	775,891
Gross Amount Carried at close of period 12/31/2010, Land	10,080,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,302,803
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,382,803
Accumulated Depreciation	(9,250,419)
Investment in Real Estate Net	39,132,384
Encumbrances	0
Highlands The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	11,823,840
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,990,970
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,898,136
Gross Amount Carried at close of period 12/31/2010, Land	11,823,840
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,889,106
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,712,946
Accumulated Depreciation	(9,125,842)
Investment in Real Estate Net	37,587,104
Encumbrances	0
Hikari [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2007
Real Estate And Accumulated Depreciation Units	128
Initial Cost to Company, Land	9,435,760
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,564,240
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	459
Gross Amount Carried at close of period 12/31/2010, Land	9,435,760
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,564,699
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	42,000,459
Accumulated Depreciation	(227,136)
Investment in Real Estate Net	41,773,323
Encumbrances	0
Hudson Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	259
Initial Cost to Company, Land	23,420,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	70,086,976
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	788,773
Gross Amount Carried at close of period 12/31/2010, Land	23,420,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	70,875,749
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	94,295,749
Accumulated Depreciation	(18,595,417)
Investment in Real Estate Net	75,700,332
Encumbrances	0
Hudson Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	182
Initial Cost to Company, Land	5,148,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,114,074
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,657,246
Gross Amount Carried at close of period 12/31/2010, Land	5,148,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,771,320
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,919,820
Accumulated Depreciation	(11,801,705)
Investment in Real Estate Net	36,118,115
Encumbrances	0
Hunt Club Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Charlotte, NC
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,000
Accumulated Depreciation	0
Investment in Real Estate Net	100,000
Encumbrances	0
Huntington Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Everett, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	381
Initial Cost to Company, Land	1,597,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,367,864
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,183,579
Gross Amount Carried at close of period 12/31/2010, Land	1,597,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,551,443
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,148,943
Accumulated Depreciation	(11,674,614)
Investment in Real Estate Net	8,474,329
Encumbrances	0
Indian Bend [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	278
Initial Cost to Company, Land	1,075,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,800,330
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,187,921
Gross Amount Carried at close of period 12/31/2010, Land	1,075,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,988,251
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,063,951
Accumulated Depreciation	(8,540,028)
Investment in Real Estate Net	5,523,923
Encumbrances	0
Iron Horse Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,335,549
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,795,496
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,131,045
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,131,045
Accumulated Depreciation	(9,910,604)
Investment in Real Estate Net	37,220,441
Encumbrances	0
Kelvin Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Irvine, CA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	132
Initial Cost to Company, Land	10,752,145
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,628,115
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	58,454
Gross Amount Carried at close of period 12/31/2010, Land	10,752,145
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,686,569
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,438,714
Accumulated Depreciation	(4,720,720)
Investment in Real Estate Net	40,717,994
Encumbrances	0
Kenwood Mews [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burbank, CA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	141
Initial Cost to Company, Land	14,100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,662,883
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,114,407
Gross Amount Carried at close of period 12/31/2010, Land	14,100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,777,290
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	40,877,290
Accumulated Depreciation	(6,347,552)
Investment in Real Estate Net	34,529,738
Encumbrances	0
Key Isle at Windermere [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ocoee, FL
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	282
Initial Cost to Company, Land	8,460,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,761,470
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,390,677
Gross Amount Carried at close of period 12/31/2010, Land	8,460,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,152,147
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,612,147
Accumulated Depreciation	(9,266,266)
Investment in Real Estate Net	32,345,881
Encumbrances	0
Key Isle at Windermere II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ocoee, FL
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	165
Initial Cost to Company, Land	3,306,286
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,519,644
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	21,547
Gross Amount Carried at close of period 12/31/2010, Land	3,306,286
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,541,191
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,847,477
Accumulated Depreciation	(2,938,408)
Investment in Real Estate Net	24,909,069
Encumbrances	0
Kings Colony (FL) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miami, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	19,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	48,379,586
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,018,997
Gross Amount Carried at close of period 12/31/2010, Land	19,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	51,398,583
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,598,583
Accumulated Depreciation	(14,665,777)
Investment in Real Estate Net	55,932,806
Encumbrances	0
La Mirage [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1988/1992
Real Estate And Accumulated Depreciation Units	1,070
Initial Cost to Company, Land	28,895,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	95,567,943
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	15,389,455
Gross Amount Carried at close of period 12/31/2010, Land	28,895,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	110,957,398
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	139,852,598
Accumulated Depreciation	(56,328,723)
Investment in Real Estate Net	83,523,875
Encumbrances	0
La Mirage IV [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	340
Initial Cost to Company, Land	6,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	47,449,353
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,395,835
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	50,845,188
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	56,845,188
Accumulated Depreciation	(18,165,863)
Investment in Real Estate Net	38,679,325
Encumbrances	0
Laguna Clara [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Santa Clara, CA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	13,642,420
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,707,475
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,710,137
Gross Amount Carried at close of period 12/31/2010, Land	13,642,420
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,417,612
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,060,032
Accumulated Depreciation	(10,479,322)
Investment in Real Estate Net	36,580,710
Encumbrances	0
Lake Buena Vista Combined [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2000/2002
Real Estate And Accumulated Depreciation Units	672
Initial Cost to Company, Land	23,520,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	75,068,205
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,989,075
Gross Amount Carried at close of period 12/31/2010, Land	23,520,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	79,057,280
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	102,577,280
Accumulated Depreciation	(20,170,142)
Investment in Real Estate Net	82,407,138
Encumbrances	0
Landings at Pembroke Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pembroke Pines, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	358
Initial Cost to Company, Land	17,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,460,989
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,965,432
Gross Amount Carried at close of period 12/31/2010, Land	17,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,426,421
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,326,421
Accumulated Depreciation	(9,344,572)
Investment in Real Estate Net	37,981,849
Encumbrances	0
Landings at Port Imperial [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	W. New York, NJ
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	276
Initial Cost to Company, Land	27,246,045
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,741,049
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,836,741
Gross Amount Carried at close of period 12/31/2010, Land	27,246,045
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,577,790
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	71,823,835
Accumulated Depreciation	(17,306,712)
Investment in Real Estate Net	54,517,123
Encumbrances	0
La Salle [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beaverton, OR (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	554
Initial Cost to Company, Land	7,202,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,877,612
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,810,808
Gross Amount Carried at close of period 12/31/2010, Land	7,202,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,688,420
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,890,420
Accumulated Depreciation	(13,657,006)
Investment in Real Estate Net	32,233,414
Encumbrances	0
Las Colinas at Black Canyon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	9,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,917,811
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	159,522
Gross Amount Carried at close of period 12/31/2010, Land	9,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,077,333
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,077,333
Accumulated Depreciation	(6,297,814)
Investment in Real Estate Net	38,779,519
Encumbrances	0
Legacy at Highlands Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Highlands Ranch, CO
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	422
Initial Cost to Company, Land	6,330,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,557,013
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,769,576
Gross Amount Carried at close of period 12/31/2010, Land	6,330,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,326,589
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,656,589
Accumulated Depreciation	(11,207,950)
Investment in Real Estate Net	34,448,639
Encumbrances	0
Legacy Park Central [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Concord, CA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	259
Initial Cost to Company, Land	6,469,230
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,745,854
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	535,142
Gross Amount Carried at close of period 12/31/2010, Land	6,469,230
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,280,996
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,750,226
Accumulated Depreciation	(12,393,957)
Investment in Real Estate Net	41,356,269
Encumbrances	0
Lexington Farm [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alpharetta, GA
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	352
Initial Cost to Company, Land	3,521,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,888,305
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,627,912
Gross Amount Carried at close of period 12/31/2010, Land	3,521,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,516,217
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,038,117
Accumulated Depreciation	(12,190,060)
Investment in Real Estate Net	16,848,057
Encumbrances	0
Lexington Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	2,016,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,346,726
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,656,043
Gross Amount Carried at close of period 12/31/2010, Land	2,016,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,002,769
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,018,769
Accumulated Depreciation	(7,642,248)
Investment in Real Estate Net	9,376,521
Encumbrances	0
Little Cottonwoods [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tempe, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	379
Initial Cost to Company, Land	3,050,133
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,991,689
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,911,946
Gross Amount Carried at close of period 12/31/2010, Land	3,050,133
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,903,635
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,953,768
Accumulated Depreciation	(15,716,576)
Investment in Real Estate Net	19,237,192
Encumbrances	0
Longacre House [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	293
Initial Cost to Company, Land	73,170,045
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	53,962,510
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	714,414
Gross Amount Carried at close of period 12/31/2010, Land	73,170,045
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,676,924
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	127,846,969
Accumulated Depreciation	(9,897,055)
Investment in Real Estate Net	117,949,914
Encumbrances	0
Longfellow Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	710
Initial Cost to Company, Land	53,164,160
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	185,281,065
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	57,736,158
Gross Amount Carried at close of period 12/31/2010, Land	53,164,160
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	243,017,223
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	296,181,383
Accumulated Depreciation	(107,939,415)
Investment in Real Estate Net	188,241,968
Encumbrances	0
Longwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Decatur, GA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	268
Initial Cost to Company, Land	1,454,048
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,087,393
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,068,198
Gross Amount Carried at close of period 12/31/2010, Land	1,454,048
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,155,591
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,609,639
Accumulated Depreciation	(9,410,160)
Investment in Real Estate Net	7,199,479
Encumbrances	0
Madison, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	18,471,288
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,904,782
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,471,288
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,904,782
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,376,070
Accumulated Depreciation	0
Investment in Real Estate Net	27,376,070
Encumbrances	0
Mariners Wharf [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orange Park, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	1,861,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,744,951
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,434,409
Gross Amount Carried at close of period 12/31/2010, Land	1,861,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,179,360
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,040,560
Accumulated Depreciation	(10,561,564)
Investment in Real Estate Net	11,478,996
Encumbrances	0
Market Street Landing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	12,542,418
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,462,522
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	12,542,418
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,462,522
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,004,940
Accumulated Depreciation	0
Investment in Real Estate Net	16,004,940
Encumbrances	0
Marquessa [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona Hills, CA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	6,888,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,604,584
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,835,419
Gross Amount Carried at close of period 12/31/2010, Land	6,888,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,440,003
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,328,503
Accumulated Depreciation	(12,707,309)
Investment in Real Estate Net	18,621,194
Encumbrances	0
Martine, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	67
Initial Cost to Company, Land	3,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,616,264
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,668,310
Gross Amount Carried at close of period 12/31/2010, Land	3,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,284,574
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,484,574
Accumulated Depreciation	(2,717,288)
Investment in Real Estate Net	12,767,286
Encumbrances	0
Midtown 24 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Plantation, FL (G)
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	247
Initial Cost to Company, Land	10,129,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	58,770,100
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	44,337
Gross Amount Carried at close of period 12/31/2010, Land	10,129,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	58,814,437
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	68,944,337
Accumulated Depreciation	(2,063,247)
Investment in Real Estate Net	66,881,090
Encumbrances	0
Millikan [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Irvine, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	5,610,247
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	437,421
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	5,610,247
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	437,421
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,047,668
Accumulated Depreciation	0
Investment in Real Estate Net	6,047,668
Encumbrances	0
Mill Pond [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Millersville, MD
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	2,880,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,468,014
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,869,551
Gross Amount Carried at close of period 12/31/2010, Land	2,880,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,337,565
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,217,565
Accumulated Depreciation	(6,045,891)
Investment in Real Estate Net	8,171,674
Encumbrances	0
Mission Bay [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	2,432,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,623,560
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,927,456
Gross Amount Carried at close of period 12/31/2010, Land	2,432,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,551,016
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,983,016
Accumulated Depreciation	(11,783,502)
Investment in Real Estate Net	15,199,514
Encumbrances	0
Mission Bay Block 13 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Francisco, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	32,853,438
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	432,822
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	32,853,438
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	432,822
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,286,260
Accumulated Depreciation	0
Investment in Real Estate Net	33,286,260
Encumbrances	0
Mission Verde, LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Jose, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	108
Initial Cost to Company, Land	5,190,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,679,109
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,236,339
Gross Amount Carried at close of period 12/31/2010, Land	5,190,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,915,448
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,106,148
Accumulated Depreciation	(6,373,021)
Investment in Real Estate Net	11,733,127
Encumbrances	0
Moda [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	251
Initial Cost to Company, Land	12,649,228
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,842,012
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	17,685
Gross Amount Carried at close of period 12/31/2010, Land	12,649,228
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,859,697
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,508,925
Accumulated Depreciation	(2,499,093)
Investment in Real Estate Net	47,009,832
Encumbrances	0
Morningside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	160
Initial Cost to Company, Land	670,470
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,607,976
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,783,573
Gross Amount Carried at close of period 12/31/2010, Land	670,470
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,391,549
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,062,019
Accumulated Depreciation	(7,289,537)
Investment in Real Estate Net	7,772,482
Encumbrances	0
Mosaic at Largo Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hyattsville, MD
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	242
Initial Cost to Company, Land	4,120,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	42,477,297
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	392,872
Gross Amount Carried at close of period 12/31/2010, Land	4,120,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,870,169
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,990,969
Accumulated Depreciation	(6,066,463)
Investment in Real Estate Net	40,924,506
Encumbrances	0
Mozaic at Union Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2007
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	8,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	52,529,446
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	778,315
Gross Amount Carried at close of period 12/31/2010, Land	8,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,307,761
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	61,807,761
Accumulated Depreciation	(11,231,137)
Investment in Real Estate Net	50,576,624
Encumbrances	0
New River Cove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	15,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,142,895
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,198,681
Gross Amount Carried at close of period 12/31/2010, Land	15,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,341,576
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	63,141,576
Accumulated Depreciation	(12,706,013)
Investment in Real Estate Net	50,435,563
Encumbrances	0
Northampton 1 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Largo, MD
Date of Constuction	1977
Real Estate And Accumulated Depreciation Units	344
Initial Cost to Company, Land	1,843,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,518,161
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,045,739
Gross Amount Carried at close of period 12/31/2010, Land	1,843,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,563,900
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,407,100
Accumulated Depreciation	(15,171,944)
Investment in Real Estate Net	10,235,156
Encumbrances	0
Northampton 2 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Largo, MD
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	276
Initial Cost to Company, Land	1,513,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,257,210
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,852,776
Gross Amount Carried at close of period 12/31/2010, Land	1,513,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,109,986
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,623,486
Accumulated Depreciation	(11,333,760)
Investment in Real Estate Net	8,289,726
Encumbrances	0
Northglen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	234
Initial Cost to Company, Land	9,360,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,778,553
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,805,127
Gross Amount Carried at close of period 12/31/2010, Land	9,360,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,583,680
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,943,680
Accumulated Depreciation	(9,104,971)
Investment in Real Estate Net	22,838,709
Encumbrances	0
Northlake (MD) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,142,302
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,011,783
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,154,085
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,154,085
Accumulated Depreciation	(11,726,038)
Investment in Real Estate Net	36,428,047
Encumbrances	0
Northridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	221
Initial Cost to Company, Land	5,527,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,691,704
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,977,443
Gross Amount Carried at close of period 12/31/2010, Land	5,527,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,669,147
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,196,947
Accumulated Depreciation	(11,011,193)
Investment in Real Estate Net	18,185,754
Encumbrances	0
Oak Park North [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Agoura Hills, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	220
Initial Cost to Company, Land	1,706,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,362,666
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,387,039
Gross Amount Carried at close of period 12/31/2010, Land	1,706,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,749,705
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,456,605
Accumulated Depreciation	(10,408,032)
Investment in Real Estate Net	10,048,573
Encumbrances	0
Oak Park South [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Agoura Hills, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	224
Initial Cost to Company, Land	1,683,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,154,608
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,423,630
Gross Amount Carried at close of period 12/31/2010, Land	1,683,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,578,238
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,262,038
Accumulated Depreciation	(10,392,724)
Investment in Real Estate Net	9,869,314
Encumbrances	0
Oaks at Falls Church [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Falls Church, VA
Date of Constuction	1966
Real Estate And Accumulated Depreciation Units	176
Initial Cost to Company, Land	20,240,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,152,616
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,597,985
Gross Amount Carried at close of period 12/31/2010, Land	20,240,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,750,601
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,990,601
Accumulated Depreciation	(6,823,244)
Investment in Real Estate Net	37,167,357
Encumbrances	0
Ocean Crest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Solana Beach, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	146
Initial Cost to Company, Land	5,111,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,910,438
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,156,580
Gross Amount Carried at close of period 12/31/2010, Land	5,111,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,067,018
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,178,218
Accumulated Depreciation	(7,079,314)
Investment in Real Estate Net	12,098,904
Encumbrances	0
Ocean Walk [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Key West, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	297
Initial Cost to Company, Land	2,838,749
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,545,009
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,350,804
Gross Amount Carried at close of period 12/31/2010, Land	2,838,749
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,895,813
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,734,562
Accumulated Depreciation	(14,702,707)
Investment in Real Estate Net	17,031,855
Encumbrances	0
Orchard Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lynnwood, WA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	104
Initial Cost to Company, Land	480,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,372,033
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,203,111
Gross Amount Carried at close of period 12/31/2010, Land	480,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,575,144
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,055,744
Accumulated Depreciation	(3,511,076)
Investment in Real Estate Net	2,544,668
Encumbrances	0
Paces Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1984-1989
Real Estate And Accumulated Depreciation Units	610
Initial Cost to Company, Land	4,801,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,548,053
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,467,289
Gross Amount Carried at close of period 12/31/2010, Land	4,801,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,015,342
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,816,842
Accumulated Depreciation	(22,459,682)
Investment in Real Estate Net	23,357,160
Encumbrances	0
Palm Trace Landings [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	768
Initial Cost to Company, Land	38,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	105,693,432
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,265,111
Gross Amount Carried at close of period 12/31/2010, Land	38,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	108,958,543
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	147,358,543
Accumulated Depreciation	(28,842,025)
Investment in Real Estate Net	118,516,518
Encumbrances	0
Panther Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Federal Way, WA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	260
Initial Cost to Company, Land	1,055,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,506,117
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,957,972
Gross Amount Carried at close of period 12/31/2010, Land	1,055,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,464,089
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,519,889
Accumulated Depreciation	(6,285,344)
Investment in Real Estate Net	6,234,545
Encumbrances	0
Parc 77 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1903
Real Estate And Accumulated Depreciation Units	137
Initial Cost to Company, Land	40,504,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,025,679
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,278,417
Gross Amount Carried at close of period 12/31/2010, Land	40,504,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,304,096
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	62,808,096
Accumulated Depreciation	(6,087,382)
Investment in Real Estate Net	56,720,714
Encumbrances	0
Parc Cameron [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1927
Real Estate And Accumulated Depreciation Units	166
Initial Cost to Company, Land	37,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,855,597
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,465,305
Gross Amount Carried at close of period 12/31/2010, Land	37,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,320,902
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,920,902
Accumulated Depreciation	(5,085,919)
Investment in Real Estate Net	47,834,983
Encumbrances	0
Parc Coliseum [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1910
Real Estate And Accumulated Depreciation Units	177
Initial Cost to Company, Land	52,654,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,045,751
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,255,306
Gross Amount Carried at close of period 12/31/2010, Land	52,654,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,301,057
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	82,955,057
Accumulated Depreciation	(8,238,480)
Investment in Real Estate Net	74,716,577
Encumbrances	0
Park at Turtle Run The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Springs, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	257
Initial Cost to Company, Land	15,420,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,064,629
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,030,466
Gross Amount Carried at close of period 12/31/2010, Land	15,420,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,095,095
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,515,095
Accumulated Depreciation	(10,820,264)
Investment in Real Estate Net	41,694,831
Encumbrances	0
Park West C A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1987/1990
Real Estate And Accumulated Depreciation Units	444
Initial Cost to Company, Land	3,033,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,302,383
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,703,492
Gross Amount Carried at close of period 12/31/2010, Land	3,033,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,005,875
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,039,375
Accumulated Depreciation	(19,273,051)
Investment in Real Estate Net	16,766,324
Encumbrances	0
Parkside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Union City, CA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	208
Initial Cost to Company, Land	6,246,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,827,453
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,558,423
Gross Amount Carried at close of period 12/31/2010, Land	6,246,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,385,876
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,632,576
Accumulated Depreciation	(8,388,169)
Investment in Real Estate Net	13,244,407
Encumbrances	0
Pegasus [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	1949/2003
Real Estate And Accumulated Depreciation Units	322
Initial Cost to Company, Land	18,094,052
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	81,905,948
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	346,824
Gross Amount Carried at close of period 12/31/2010, Land	18,094,052
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	82,252,772
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,346,824
Accumulated Depreciation	(5,441,406)
Investment in Real Estate Net	94,905,418
Encumbrances	0
Phillips Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Wellesley, MA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	49
Initial Cost to Company, Land	816,922
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,460,955
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	966,255
Gross Amount Carried at close of period 12/31/2010, Land	816,922
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	6,427,210
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	7,244,132
Accumulated Depreciation	(2,756,961)
Investment in Real Estate Net	4,487,171
Encumbrances	0
Playa Pacifica [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hermosa Beach,CA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	285
Initial Cost to Company, Land	35,100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,473,822
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,342,285
Gross Amount Carried at close of period 12/31/2010, Land	35,100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	40,816,107
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	75,916,107
Accumulated Depreciation	(12,772,538)
Investment in Real Estate Net	63,143,569
Encumbrances	0
Polos East [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	308
Initial Cost to Company, Land	1,386,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,058,620
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,299,557
Gross Amount Carried at close of period 12/31/2010, Land	1,386,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,358,177
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,744,177
Accumulated Depreciation	(10,353,927)
Investment in Real Estate Net	12,390,250
Encumbrances	0
Port Royale [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	1,754,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,789,873
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,644,246
Gross Amount Carried at close of period 12/31/2010, Land	1,754,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,434,119
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,188,319
Accumulated Depreciation	(18,059,650)
Investment in Real Estate Net	7,128,669
Encumbrances	0
Port Royale I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	161
Initial Cost to Company, Land	1,022,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,203,166
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,823,127
Gross Amount Carried at close of period 12/31/2010, Land	1,022,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,026,293
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,048,493
Accumulated Depreciation	(7,879,025)
Investment in Real Estate Net	7,169,468
Encumbrances	0
Port Royale I I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	7,454,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,725,802
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	9,178,900
Gross Amount Carried at close of period 12/31/2010, Land	7,454,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,904,702
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,359,602
Accumulated Depreciation	(12,857,701)
Investment in Real Estate Net	18,501,901
Encumbrances	0
Port Royale I V [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,831,695
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,831,695
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,831,695
Accumulated Depreciation	0
Investment in Real Estate Net	1,831,695
Encumbrances	0
Portofino [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chino Hills, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	176
Initial Cost to Company, Land	3,572,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,660,994
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,679,877
Gross Amount Carried at close of period 12/31/2010, Land	3,572,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,340,871
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,913,271
Accumulated Depreciation	(8,523,434)
Investment in Real Estate Net	12,389,837
Encumbrances	0
Portofino Val [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	216
Initial Cost to Company, Land	8,640,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,487,126
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,363,242
Gross Amount Carried at close of period 12/31/2010, Land	8,640,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,850,368
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,490,368
Accumulated Depreciation	(9,740,058)
Investment in Real Estate Net	22,750,310
Encumbrances	0
Portside Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ (G)
Date of Constuction	1992-1997
Real Estate And Accumulated Depreciation Units	527
Initial Cost to Company, Land	22,487,006
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	96,842,913
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	15,960,366
Gross Amount Carried at close of period 12/31/2010, Land	22,487,006
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	112,803,279
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	135,290,285
Accumulated Depreciation	(51,996,044)
Investment in Real Estate Net	83,294,241
Encumbrances	0
Preserve at Deer Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Deerfield Beach, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	540
Initial Cost to Company, Land	13,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	60,011,208
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,458,758
Gross Amount Carried at close of period 12/31/2010, Land	13,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	64,469,966
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	77,969,966
Accumulated Depreciation	(19,150,628)
Investment in Real Estate Net	58,819,338
Encumbrances	0
Prime, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	32,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	64,436,539
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	684,785
Gross Amount Carried at close of period 12/31/2010, Land	32,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	65,121,324
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	97,121,324
Accumulated Depreciation	(14,791,625)
Investment in Real Estate Net	82,329,699
Encumbrances	0
Promenade at Aventura [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Aventura, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	13,320,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,353,748
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,286,447
Gross Amount Carried at close of period 12/31/2010, Land	13,320,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,640,195
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,960,195
Accumulated Depreciation	(13,866,100)
Investment in Real Estate Net	35,094,095
Encumbrances	0
Promenade at Town Center I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	294
Initial Cost to Company, Land	14,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,390,278
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,021,232
Gross Amount Carried at close of period 12/31/2010, Land	14,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,411,510
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,111,510
Accumulated Depreciation	(11,845,700)
Investment in Real Estate Net	41,265,810
Encumbrances	0
Promenade at Wyndham Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Springs, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	332
Initial Cost to Company, Land	6,640,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,743,760
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,487,114
Gross Amount Carried at close of period 12/31/2010, Land	6,640,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,230,874
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,870,874
Accumulated Depreciation	(12,267,084)
Investment in Real Estate Net	25,603,790
Encumbrances	0
Promenade Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	330
Initial Cost to Company, Land	2,272,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,546,289
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,889,001
Gross Amount Carried at close of period 12/31/2010, Land	2,272,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,435,290
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,708,090
Accumulated Depreciation	(14,665,897)
Investment in Real Estate Net	13,042,193
Encumbrances	0
Promontory Pointe I And I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1984/1996
Real Estate And Accumulated Depreciation Units	424
Initial Cost to Company, Land	2,355,509
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,421,840
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,871,392
Gross Amount Carried at close of period 12/31/2010, Land	2,355,509
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,293,232
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,648,741
Accumulated Depreciation	(17,574,045)
Investment in Real Estate Net	19,074,696
Encumbrances	0
Prospect Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hackensack, NJ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	157
Initial Cost to Company, Land	3,926,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,679,339
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,891,995
Gross Amount Carried at close of period 12/31/2010, Land	3,926,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,571,334
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,497,934
Accumulated Depreciation	(14,860,521)
Investment in Real Estate Net	24,637,413
Encumbrances	0
Prospect Towers I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hackensack, NJ
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	203
Initial Cost to Company, Land	4,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,623,746
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,303,318
Gross Amount Carried at close of period 12/31/2010, Land	4,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,927,064
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,427,064
Accumulated Depreciation	(12,304,870)
Investment in Real Estate Net	36,122,194
Encumbrances	0
Ravens Crest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Plainsboro, NJ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	704
Initial Cost to Company, Land	4,670,850
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	42,080,642
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	12,305,515
Gross Amount Carried at close of period 12/31/2010, Land	4,670,850
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,386,157
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,057,007
Accumulated Depreciation	(33,866,628)
Investment in Real Estate Net	25,190,379
Encumbrances	0
Redmond Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	321
Initial Cost to Company, Land	6,975,705
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,175,001
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	130,545
Gross Amount Carried at close of period 12/31/2010, Land	6,975,705
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	46,305,546
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,281,251
Accumulated Depreciation	(6,420,578)
Investment in Real Estate Net	46,860,673
Encumbrances	0
Red 160 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond , WA (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	250
Initial Cost to Company, Land	15,546,376
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	65,305,957
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	128,077
Gross Amount Carried at close of period 12/31/2010, Land	15,546,376
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	65,434,034
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	80,980,410
Accumulated Depreciation	(1,764,057)
Investment in Real Estate Net	79,216,353
Encumbrances	0
Red Road Commons [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miami, FL (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	404
Initial Cost to Company, Land	27,383,547
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	99,656,440
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	88,542
Gross Amount Carried at close of period 12/31/2010, Land	27,383,547
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	99,744,982
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	127,128,529
Accumulated Depreciation	(7,014,820)
Investment in Real Estate Net	120,113,709
Encumbrances	0
Regency Palms [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Huntington Beach, CA
Date of Constuction	1969
Real Estate And Accumulated Depreciation Units	310
Initial Cost to Company, Land	1,857,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,713,253
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,662,931
Gross Amount Carried at close of period 12/31/2010, Land	1,857,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,376,184
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,233,584
Accumulated Depreciation	(12,370,296)
Investment in Real Estate Net	10,863,288
Encumbrances	0
Registry [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Northglenn, CO
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	208
Initial Cost to Company, Land	2,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,925,007
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	185,780
Gross Amount Carried at close of period 12/31/2010, Land	2,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,110,787
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,110,787
Accumulated Depreciation	(1,911,145)
Investment in Real Estate Net	11,199,642
Encumbrances	0
Renaissance Villas [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	34
Initial Cost to Company, Land	2,458,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,542,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	66,604
Gross Amount Carried at close of period 12/31/2010, Land	2,458,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,608,604
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	7,066,604
Accumulated Depreciation	(795,642)
Investment in Real Estate Net	6,270,962
Encumbrances	0
Reserve at Ashley Lake [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	440
Initial Cost to Company, Land	3,520,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,332,494
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,597,846
Gross Amount Carried at close of period 12/31/2010, Land	3,520,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,930,340
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,450,740
Accumulated Depreciation	(14,691,506)
Investment in Real Estate Net	17,759,234
Encumbrances	0
Reserve At Town Center I I W A Member
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	4,310,417
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,165,442
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	24,078
Gross Amount Carried at close of period 12/31/2010, Land	4,310,417
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,189,520
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,499,937
Accumulated Depreciation	(1,244,466)
Investment in Real Estate Net	20,255,471
Encumbrances	0
Reserve at Town Center III [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	2,089,388
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,111,424
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	2,089,388
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,111,424
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	3,200,812
Accumulated Depreciation	0
Investment in Real Estate Net	3,200,812
Encumbrances	0
Residences at Bayview [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pompano Beach, FL (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	225
Initial Cost to Company, Land	5,783,545
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	39,334,455
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	403,418
Gross Amount Carried at close of period 12/31/2010, Land	5,783,545
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,737,873
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,521,418
Accumulated Depreciation	(3,437,193)
Investment in Real Estate Net	42,084,225
Encumbrances	0
Retreat, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	3,475,114
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,265,252
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,794,986
Gross Amount Carried at close of period 12/31/2010, Land	3,475,114
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,060,238
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,535,352
Accumulated Depreciation	(13,502,357)
Investment in Real Estate Net	20,032,995
Encumbrances	0
Rianna I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	78
Initial Cost to Company, Land	2,268,160
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,864,482
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	141,808
Gross Amount Carried at close of period 12/31/2010, Land	2,268,160
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,006,290
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,274,450
Accumulated Depreciation	(1,860,348)
Investment in Real Estate Net	15,414,102
Encumbrances	0
Ridgewood Village I And I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	408
Initial Cost to Company, Land	11,809,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,004,048
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,924,110
Gross Amount Carried at close of period 12/31/2010, Land	11,809,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,928,158
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,737,658
Accumulated Depreciation	(15,531,096)
Investment in Real Estate Net	33,206,562
Encumbrances	0
River Tower [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1982
Real Estate And Accumulated Depreciation Units	323
Initial Cost to Company, Land	118,669,441
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	98,880,559
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,505,315
Gross Amount Carried at close of period 12/31/2010, Land	118,669,441
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	100,385,874
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	219,055,315
Accumulated Depreciation	(16,503,085)
Investment in Real Estate Net	202,552,230
Encumbrances	0
Rivers Bend C T [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Windsor, CT
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	373
Initial Cost to Company, Land	3,325,517
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,573,826
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,808,444
Gross Amount Carried at close of period 12/31/2010, Land	3,325,517
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,382,270
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,707,787
Accumulated Depreciation	(10,675,715)
Investment in Real Estate Net	18,032,072
Encumbrances	0
Riverview Condominiums [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Norwalk, CT
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	92
Initial Cost to Company, Land	2,300,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,406,730
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,129,804
Gross Amount Carried at close of period 12/31/2010, Land	2,300,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,536,534
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,836,534
Accumulated Depreciation	(4,459,420)
Investment in Real Estate Net	7,377,114
Encumbrances	0
Rosecliff II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Quincy, MA
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	130
Initial Cost to Company, Land	4,922,840
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,202,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,250
Gross Amount Carried at close of period 12/31/2010, Land	4,922,840
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,209,410
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,132,250
Accumulated Depreciation	(107,367)
Investment in Real Estate Net	35,024,883
Encumbrances	0
Royal Oaks F L [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	284
Initial Cost to Company, Land	1,988,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,645,117
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,491,664
Gross Amount Carried at close of period 12/31/2010, Land	1,988,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,136,781
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,124,781
Accumulated Depreciation	(8,638,178)
Investment in Real Estate Net	11,486,603
Encumbrances	0
Sabal Palm at Lake Buena Vista [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	400
Initial Cost to Company, Land	2,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,687,893
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,622,700
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,310,593
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,110,593
Accumulated Depreciation	(13,405,565)
Investment in Real Estate Net	18,705,028
Encumbrances	0
Sabal Palm At Metrowest I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	456
Initial Cost to Company, Land	4,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,907,283
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,935,939
Gross Amount Carried at close of period 12/31/2010, Land	4,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,843,222
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,403,222
Accumulated Depreciation	(17,227,183)
Investment in Real Estate Net	24,176,039
Encumbrances	0
Sabal Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Springs, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	275
Initial Cost to Company, Land	1,951,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,570,508
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,514,398
Gross Amount Carried at close of period 12/31/2010, Land	1,951,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,084,906
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,036,506
Accumulated Depreciation	(12,666,537)
Investment in Real Estate Net	11,369,969
Encumbrances	0
Sage Condominium Homes, LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Everett, WA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	123
Initial Cost to Company, Land	2,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,021,256
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	453,063
Gross Amount Carried at close of period 12/31/2010, Land	2,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,474,319
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,974,319
Accumulated Depreciation	(3,319,591)
Investment in Real Estate Net	11,654,728
Encumbrances	0
Sakura Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	230
Initial Cost to Company, Land	14,641,990
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	42,858,010
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	657
Gross Amount Carried at close of period 12/31/2010, Land	14,641,990
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,858,667
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	57,500,657
Accumulated Depreciation	(321,156)
Investment in Real Estate Net	57,179,501
Encumbrances	0
Savannah at Park Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	416
Initial Cost to Company, Land	7,696,095
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,034,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,730,835
Gross Amount Carried at close of period 12/31/2010, Land	7,696,095
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,764,835
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,460,930
Accumulated Depreciation	(11,527,618)
Investment in Real Estate Net	32,933,312
Encumbrances	0
Savoy I I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Aurora, CO
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	659,165
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,126,173
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	659,165
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,126,173
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,785,338
Accumulated Depreciation	0
Investment in Real Estate Net	15,785,338
Encumbrances	0
Scarborough Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rockville, MD
Date of Constuction	1967
Real Estate And Accumulated Depreciation Units	121
Initial Cost to Company, Land	1,815,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,608,126
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,525,055
Gross Amount Carried at close of period 12/31/2010, Land	1,815,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,133,181
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,948,181
Accumulated Depreciation	(5,378,833)
Investment in Real Estate Net	6,569,348
Encumbrances	0
Sedona Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	250
Initial Cost to Company, Land	3,750,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,750,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	474,406
Gross Amount Carried at close of period 12/31/2010, Land	3,750,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,224,406
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,974,406
Accumulated Depreciation	(2,882,082)
Investment in Real Estate Net	16,092,324
Encumbrances	0
Seeley Lake [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, WA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	522
Initial Cost to Company, Land	2,760,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,845,286
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,653,709
Gross Amount Carried at close of period 12/31/2010, Land	2,760,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,498,995
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,259,395
Accumulated Depreciation	(15,612,322)
Investment in Real Estate Net	16,647,073
Encumbrances	0
Seventh And James [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	96
Initial Cost to Company, Land	663,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,974,803
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,128,846
Gross Amount Carried at close of period 12/31/2010, Land	663,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,103,649
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	9,767,449
Accumulated Depreciation	(5,206,225)
Investment in Real Estate Net	4,561,224
Encumbrances	0
Shadow Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Winter Springs, FL
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	6,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,719,768
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,572,807
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,292,575
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,292,575
Accumulated Depreciation	(7,236,138)
Investment in Real Estate Net	22,056,437
Encumbrances	0
Sheridan Lake Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Dania Beach, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	12,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,170,580
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,359,509
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,530,089
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,530,089
Accumulated Depreciation	(6,610,875)
Investment in Real Estate Net	29,919,214
Encumbrances	0
Sheridan Ocean Club Combined [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Dania Beach, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	648
Initial Cost to Company, Land	18,313,414
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	47,091,594
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	14,449,396
Gross Amount Carried at close of period 12/31/2010, Land	18,313,414
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	61,540,990
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	79,854,404
Accumulated Depreciation	(24,316,848)
Investment in Real Estate Net	55,537,556
Encumbrances	0
Siena Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lake Forest, CA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	356
Initial Cost to Company, Land	8,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,083,024
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,009,699
Gross Amount Carried at close of period 12/31/2010, Land	8,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,092,723
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,992,723
Accumulated Depreciation	(12,680,205)
Investment in Real Estate Net	23,312,518
Encumbrances	0
Skycrest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	10,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,574,457
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,987,885
Gross Amount Carried at close of period 12/31/2010, Land	10,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,562,342
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,122,342
Accumulated Depreciation	(11,026,671)
Investment in Real Estate Net	27,095,671
Encumbrances	0
Skylark [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Union City, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	174
Initial Cost to Company, Land	1,781,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,731,916
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,737,878
Gross Amount Carried at close of period 12/31/2010, Land	1,781,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,469,794
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,251,394
Accumulated Depreciation	(8,810,822)
Investment in Real Estate Net	11,440,572
Encumbrances	0
Skyline Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burlingame, CA
Date of Constuction	1967 & 1987
Real Estate And Accumulated Depreciation Units	138
Initial Cost to Company, Land	16,836,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,414,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	574,744
Gross Amount Carried at close of period 12/31/2010, Land	16,836,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,988,744
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,824,744
Accumulated Depreciation	(3,233,204)
Investment in Real Estate Net	49,591,540
Encumbrances	0
Skyline Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Falls Church, VA (G)
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	939
Initial Cost to Company, Land	78,278,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	91,485,591
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	28,949,642
Gross Amount Carried at close of period 12/31/2010, Land	78,278,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	120,435,233
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	198,713,433
Accumulated Depreciation	(37,194,628)
Investment in Real Estate Net	161,518,805
Encumbrances	0
Skyview [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rancho Santa Margarita, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	260
Initial Cost to Company, Land	3,380,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,952,863
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,827,160
Gross Amount Carried at close of period 12/31/2010, Land	3,380,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,780,023
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,160,023
Accumulated Depreciation	(10,583,765)
Investment in Real Estate Net	16,576,258
Encumbrances	0
Sonoran [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	429
Initial Cost to Company, Land	2,361,922
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,841,724
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,086,404
Gross Amount Carried at close of period 12/31/2010, Land	2,361,922
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,928,128
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,290,050
Accumulated Depreciation	(17,405,642)
Investment in Real Estate Net	19,884,408
Encumbrances	0
Southwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Palo Alto, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	6,936,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,324,069
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,518,550
Gross Amount Carried at close of period 12/31/2010, Land	6,936,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,842,619
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,779,219
Accumulated Depreciation	(8,121,990)
Investment in Real Estate Net	15,657,229
Encumbrances	0
Springbrook Estates [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Riverside, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	18,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,200,000
Accumulated Depreciation	0
Investment in Real Estate Net	18,200,000
Encumbrances	0
Springs Colony [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Altamonte Springs, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	188
Initial Cost to Company, Land	630,411
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,852,157
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,472,624
Gross Amount Carried at close of period 12/31/2010, Land	630,411
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,324,781
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,955,192
Accumulated Depreciation	(5,475,003)
Investment in Real Estate Net	3,480,189
Encumbrances	0
St. Andrews at Winston Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coconut Creek, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	284
Initial Cost to Company, Land	5,680,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,812,090
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,633,219
Gross Amount Carried at close of period 12/31/2010, Land	5,680,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,445,309
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,125,309
Accumulated Depreciation	(8,422,121)
Investment in Real Estate Net	19,703,188
Encumbrances	0
Stoneleigh at Deerfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alpharetta, GA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	370
Initial Cost to Company, Land	4,810,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,999,596
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	940,991
Gross Amount Carried at close of period 12/31/2010, Land	4,810,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,940,587
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,750,587
Accumulated Depreciation	(8,733,406)
Investment in Real Estate Net	27,017,181
Encumbrances	0
Stoney Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, WA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	231
Initial Cost to Company, Land	1,215,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,938,134
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,431,476
Gross Amount Carried at close of period 12/31/2010, Land	1,215,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,369,610
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,584,810
Accumulated Depreciation	(7,261,625)
Investment in Real Estate Net	7,323,185
Encumbrances	0
Summerset Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chatsworth, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	260,646
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	260,646
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	260,646
Accumulated Depreciation	0
Investment in Real Estate Net	260,646
Encumbrances	0
Summit And Birch Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Farmington, CT
Date of Constuction	1967
Real Estate And Accumulated Depreciation Units	186
Initial Cost to Company, Land	1,757,438
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,748,112
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,983,818
Gross Amount Carried at close of period 12/31/2010, Land	1,757,438
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,731,930
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,489,368
Accumulated Depreciation	(6,433,027)
Investment in Real Estate Net	10,056,341
Encumbrances	0
Surprise Lake Village
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Milton, WA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	338
Initial Cost to Company, Land	4,162,543
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,994,412
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	649,532
Gross Amount Carried at close of period 12/31/2010, Land	4,162,543
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,643,944
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,806,487
Accumulated Depreciation	(3,664,956)
Investment in Real Estate Net	23,141,531
Encumbrances	0
Sycamore Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	350
Initial Cost to Company, Land	3,152,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,083,727
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,176,046
Gross Amount Carried at close of period 12/31/2010, Land	3,152,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,259,773
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,411,773
Accumulated Depreciation	(11,798,644)
Investment in Real Estate Net	13,613,129
Encumbrances	0
Ten23 (fka 500 West 23rd Street) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	111
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	53,001,730
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,001,730
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,001,730
Accumulated Depreciation	0
Investment in Real Estate Net	53,001,730
Encumbrances	0
Terraces, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Francisco, CA (G)
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	117
Initial Cost to Company, Land	14,087,610
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,337,390
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,176
Gross Amount Carried at close of period 12/31/2010, Land	14,087,610
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,339,566
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,427,176
Accumulated Depreciation	(66,507)
Investment in Real Estate Net	30,360,669
Encumbrances	0
3rd Square-285 3rd Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA (G)
Date of Constuction	2008/2009
Real Estate And Accumulated Depreciation Units	471
Initial Cost to Company, Land	26,767,171
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	218,232,419
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	993,046
Gross Amount Carried at close of period 12/31/2010, Land	26,767,171
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	219,225,465
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	245,992,636
Accumulated Depreciation	(23,830,415)
Investment in Real Estate Net	222,162,221
Encumbrances	0
Tortuga Bay [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	314
Initial Cost to Company, Land	6,280,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,121,779
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,101,933
Gross Amount Carried at close of period 12/31/2010, Land	6,280,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,223,712
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,503,712
Accumulated Depreciation	(9,084,110)
Investment in Real Estate Net	30,419,602
Encumbrances	0
Toscana [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Irvine, CA
Date of Constuction	1991/1993
Real Estate And Accumulated Depreciation Units	563
Initial Cost to Company, Land	39,410,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	50,806,072
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,734,465
Gross Amount Carried at close of period 12/31/2010, Land	39,410,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	57,540,537
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	96,950,537
Accumulated Depreciation	(23,926,306)
Investment in Real Estate Net	73,024,231
Encumbrances	0
Townes at Herndon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Herndon, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	218
Initial Cost to Company, Land	10,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	49,216,125
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	687,699
Gross Amount Carried at close of period 12/31/2010, Land	10,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	49,903,824
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	60,803,824
Accumulated Depreciation	(12,452,191)
Investment in Real Estate Net	48,351,633
Encumbrances	0
Trump Place 140 Riverside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	354
Initial Cost to Company, Land	103,539,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	94,082,725
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,776,392
Gross Amount Carried at close of period 12/31/2010, Land	103,539,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	95,859,117
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	199,398,217
Accumulated Depreciation	(23,301,809)
Investment in Real Estate Net	176,096,408
Encumbrances	0
Trump Place 160 Riverside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	455
Initial Cost to Company, Land	139,933,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	190,964,745
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,185,491
Gross Amount Carried at close of period 12/31/2010, Land	139,933,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	197,150,236
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	337,083,736
Accumulated Depreciation	(45,819,143)
Investment in Real Estate Net	291,264,593
Encumbrances	0
Trump place 180 Riverside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	516
Initial Cost to Company, Land	144,968,250
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	138,346,681
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,290,045
Gross Amount Carried at close of period 12/31/2010, Land	144,968,250
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	144,636,726
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	289,604,976
Accumulated Depreciation	(35,545,460)
Investment in Real Estate Net	254,059,516
Encumbrances	0
Uwajimaya Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	176
Initial Cost to Company, Land	8,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,188,288
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	271,647
Gross Amount Carried at close of period 12/31/2010, Land	8,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,459,935
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,259,935
Accumulated Depreciation	(6,624,216)
Investment in Real Estate Net	24,635,719
Encumbrances	0
Valencia Plantation [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	194
Initial Cost to Company, Land	873,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,819,377
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,196,462
Gross Amount Carried at close of period 12/31/2010, Land	873,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,015,839
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,888,839
Accumulated Depreciation	(7,071,212)
Investment in Real Estate Net	8,817,627
Encumbrances	0
Vantage Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	679
Initial Cost to Company, Land	9,403,960
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	190,596,040
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,992,384
Gross Amount Carried at close of period 12/31/2010, Land	9,403,960
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	193,588,424
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	202,992,384
Accumulated Depreciation	(11,668,707)
Investment in Real Estate Net	191,323,677
Encumbrances	0
Veridian [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Silver Spring, MD (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	457
Initial Cost to Company, Land	18,539,817
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	130,407,365
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	200,587
Gross Amount Carried at close of period 12/31/2010, Land	18,539,817
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	130,607,952
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	149,147,769
Accumulated Depreciation	(11,516,355)
Investment in Real Estate Net	137,631,414
Encumbrances	0
Versailles (K-Town) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	225
Initial Cost to Company, Land	10,590,975
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,409,025
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	119,893
Gross Amount Carried at close of period 12/31/2010, Land	10,590,975
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,528,918
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	55,119,893
Accumulated Depreciation	(4,998,525)
Investment in Real Estate Net	50,121,368
Encumbrances	0
Victor on Venice [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	115
Initial Cost to Company, Land	10,350,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,433,437
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	211,045
Gross Amount Carried at close of period 12/31/2010, Land	10,350,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,644,482
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,994,482
Accumulated Depreciation	(7,709,609)
Investment in Real Estate Net	38,284,873
Encumbrances	0
Villa Solana [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Laguna Hills, CA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	1,665,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,985,677
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,763,757
Gross Amount Carried at close of period 12/31/2010, Land	1,665,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,749,434
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,414,534
Accumulated Depreciation	(13,252,476)
Investment in Real Estate Net	10,162,058
Encumbrances	0
Village at Bear Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, CO
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	472
Initial Cost to Company, Land	4,519,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,676,390
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,709,335
Gross Amount Carried at close of period 12/31/2010, Land	4,519,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	45,385,725
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,905,425
Accumulated Depreciation	(23,047,453)
Investment in Real Estate Net	26,857,972
Encumbrances	0
Vista Del Lago [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mission Viejo, CA
Date of Constuction	1986-1988
Real Estate And Accumulated Depreciation Units	608
Initial Cost to Company, Land	4,525,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,736,293
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	12,750,488
Gross Amount Carried at close of period 12/31/2010, Land	4,525,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,486,781
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	58,012,581
Accumulated Depreciation	(32,354,232)
Investment in Real Estate Net	25,658,349
Encumbrances	0
Vista Grove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mesa, AZ
Date of Constuction	1997/1998
Real Estate And Accumulated Depreciation Units	224
Initial Cost to Company, Land	1,341,796
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,157,045
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,350,805
Gross Amount Carried at close of period 12/31/2010, Land	1,341,796
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,507,850
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,849,646
Accumulated Depreciation	(6,719,180)
Investment in Real Estate Net	8,130,466
Encumbrances	0
Vista Montana - Residential and Townhomes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Jose, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	27,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	402,025
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	27,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	402,025
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,402,025
Accumulated Depreciation	0
Investment in Real Estate Net	27,402,025
Encumbrances	0
Vista on Courthouse [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	220
Initial Cost to Company, Land	15,550,260
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	69,449,740
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	321,207
Gross Amount Carried at close of period 12/31/2010, Land	15,550,260
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	69,770,947
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,321,207
Accumulated Depreciation	(7,990,132)
Investment in Real Estate Net	77,331,075
Encumbrances	0
Walden Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA
Date of Constuction	1966
Real Estate And Accumulated Depreciation Units	232
Initial Cost to Company, Land	12,448,888
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	52,451,112
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,623
Gross Amount Carried at close of period 12/31/2010, Land	12,448,888
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	52,456,735
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	64,905,623
Accumulated Depreciation	(375,173)
Investment in Real Estate Net	64,530,450
Encumbrances	0
Waterford at Deerwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	248
Initial Cost to Company, Land	1,496,913
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,659,702
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,971,640
Gross Amount Carried at close of period 12/31/2010, Land	1,496,913
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,631,342
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,128,255
Accumulated Depreciation	(7,399,404)
Investment in Real Estate Net	8,728,851
Encumbrances	0
Waterford at Orange Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orange Park, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	1,960,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,098,784
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,088,273
Gross Amount Carried at close of period 12/31/2010, Land	1,960,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,187,057
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,147,057
Accumulated Depreciation	(8,006,263)
Investment in Real Estate Net	9,140,794
Encumbrances	0
Waterford Place C O [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Thornton, CO
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	5,040,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,946,419
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,514,787
Gross Amount Carried at close of period 12/31/2010, Land	5,040,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,461,206
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,501,206
Accumulated Depreciation	(10,889,463)
Investment in Real Estate Net	25,611,743
Encumbrances	0
Waterside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Reston, VA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	276
Initial Cost to Company, Land	20,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,474,388
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,861,949
Gross Amount Carried at close of period 12/31/2010, Land	20,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,336,337
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	56,036,337
Accumulated Depreciation	(10,816,319)
Investment in Real Estate Net	45,220,018
Encumbrances	0
Webster Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Needham, MA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	77
Initial Cost to Company, Land	1,418,893
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,485,006
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,040,968
Gross Amount Carried at close of period 12/31/2010, Land	1,418,893
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,525,974
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,944,867
Accumulated Depreciation	(4,303,747)
Investment in Real Estate Net	7,641,120
Encumbrances	0
Welleby Lake Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunrise, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	3,648,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,620,879
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,590,765
Gross Amount Carried at close of period 12/31/2010, Land	3,648,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,211,644
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,859,644
Accumulated Depreciation	(10,471,643)
Investment in Real Estate Net	15,388,001
Encumbrances	0
West End Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	310
Initial Cost to Company, Land	469,546
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	163,123,022
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	371,431
Gross Amount Carried at close of period 12/31/2010, Land	469,546
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	163,494,453
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	163,963,999
Accumulated Depreciation	(21,595,586)
Investment in Real Estate Net	142,368,413
Encumbrances	0
West Seattle [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	11,726,305
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	134,366
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,726,305
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	134,366
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,860,671
Accumulated Depreciation	0
Investment in Real Estate Net	11,860,671
Encumbrances	0
Westerly at Worldgate [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Herndon, VA
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	320
Initial Cost to Company, Land	14,568,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,620,057
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,266,145
Gross Amount Carried at close of period 12/31/2010, Land	14,568,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,886,202
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,454,202
Accumulated Depreciation	(8,061,110)
Investment in Real Estate Net	51,393,092
Encumbrances	0
Westgate Block 2 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	17,859,785
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,226,268
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	17,859,785
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,226,268
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,086,053
Accumulated Depreciation	0
Investment in Real Estate Net	35,086,053
Encumbrances	0
Westgate Block 1 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	12,118,061
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,402,664
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	12,118,061
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,402,664
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,520,725
Accumulated Depreciation	0
Investment in Real Estate Net	16,520,725
Encumbrances	0
Westridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tacoma, WA
Date of Constuction	1987 -1991
Real Estate And Accumulated Depreciation Units	714
Initial Cost to Company, Land	3,501,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,506,082
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,003,576
Gross Amount Carried at close of period 12/31/2010, Land	3,501,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,509,658
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	42,011,558
Accumulated Depreciation	(20,787,738)
Investment in Real Estate Net	21,223,820
Encumbrances	0
Westside Villas I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	21
Initial Cost to Company, Land	1,785,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,233,254
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	274,539
Gross Amount Carried at close of period 12/31/2010, Land	1,785,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,507,793
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,292,793
Accumulated Depreciation	(1,444,813)
Investment in Real Estate Net	3,847,980
Encumbrances	0
Westside Villas II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	23
Initial Cost to Company, Land	1,955,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,541,435
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	159,881
Gross Amount Carried at close of period 12/31/2010, Land	1,955,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,701,316
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,656,316
Accumulated Depreciation	(1,444,271)
Investment in Real Estate Net	4,212,045
Encumbrances	0
Westside Villas III [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	36
Initial Cost to Company, Land	3,060,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,538,871
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	235,019
Gross Amount Carried at close of period 12/31/2010, Land	3,060,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,773,890
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,833,890
Accumulated Depreciation	(2,252,284)
Investment in Real Estate Net	6,581,606
Encumbrances	0
Westside Villas IV [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	36
Initial Cost to Company, Land	3,060,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,539,390
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	243,466
Gross Amount Carried at close of period 12/31/2010, Land	3,060,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,782,856
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,842,856
Accumulated Depreciation	(2,251,558)
Investment in Real Estate Net	6,591,298
Encumbrances	0
Westside Villas V [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	60
Initial Cost to Company, Land	5,100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,224,485
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	420,696
Gross Amount Carried at close of period 12/31/2010, Land	5,100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,645,181
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,745,181
Accumulated Depreciation	(3,769,440)
Investment in Real Estate Net	10,975,741
Encumbrances	0
Westside Villas VI [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	18
Initial Cost to Company, Land	1,530,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,023,523
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	247,685
Gross Amount Carried at close of period 12/31/2010, Land	1,530,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,271,208
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,801,208
Accumulated Depreciation	(1,306,921)
Investment in Real Estate Net	3,494,287
Encumbrances	0
Westside Villas VII [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	53
Initial Cost to Company, Land	4,505,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,758,900
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	407,425
Gross Amount Carried at close of period 12/31/2010, Land	4,505,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,166,325
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,671,325
Accumulated Depreciation	(3,777,977)
Investment in Real Estate Net	11,893,348
Encumbrances	0
Wimberly at Deerwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	322
Initial Cost to Company, Land	8,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,057,214
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,642,086
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,699,300
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,699,300
Accumulated Depreciation	(8,241,714)
Investment in Real Estate Net	31,457,586
Encumbrances	0
Winchester Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Riverside, RI
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	416
Initial Cost to Company, Land	2,822,618
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,868,626
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,898,312
Gross Amount Carried at close of period 12/31/2010, Land	2,822,618
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,766,938
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,589,556
Accumulated Depreciation	(11,731,473)
Investment in Real Estate Net	16,858,083
Encumbrances	0
Winchester Wood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Riverside, RI
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	62
Initial Cost to Company, Land	683,215
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,567,154
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	842,944
Gross Amount Carried at close of period 12/31/2010, Land	683,215
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,410,098
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,093,313
Accumulated Depreciation	(2,252,943)
Investment in Real Estate Net	3,840,370
Encumbrances	0
Windsor at Fair Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fairfax, VA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	250
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,587,109
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,385,915
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,973,024
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,973,024
Accumulated Depreciation	(11,053,951)
Investment in Real Estate Net	33,919,073
Encumbrances	0
Winston F L [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pembroke Pines, FL
Date of Constuction	2001/2003
Real Estate And Accumulated Depreciation Units	464
Initial Cost to Company, Land	18,561,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	49,527,569
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,066,953
Gross Amount Carried at close of period 12/31/2010, Land	18,561,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	51,594,522
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,155,522
Accumulated Depreciation	(11,364,025)
Investment in Real Estate Net	58,791,497
Encumbrances	0
Wood Creek C A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	9,729,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,009,768
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,486,055
Gross Amount Carried at close of period 12/31/2010, Land	9,729,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,495,823
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,225,723
Accumulated Depreciation	(13,857,483)
Investment in Real Estate Net	24,368,240
Encumbrances	0
Woodbridge C T [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chicago, IL
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,950,020
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,950,020
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,950,020
Accumulated Depreciation	0
Investment in Real Estate Net	1,950,020
Encumbrances	0
Wholly Owned Unencumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	75,704
Initial Cost to Company, Land	3,271,110,872
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,313,640,030
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	919,933,512
Gross Amount Carried at close of period 12/31/2010, Land	3,271,110,872
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,233,573,542
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,504,684,414
Accumulated Depreciation	(2,901,009,678)
Investment in Real Estate Net	10,603,674,736
Encumbrances	0
House 929 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA (G)
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	127
Initial Cost to Company, Land	3,252,993
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,745,595
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,619,180
Gross Amount Carried at close of period 12/31/2010, Land	3,252,993
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,364,775
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,617,768
Accumulated Depreciation	(10,267,914)
Investment in Real Estate Net	19,349,854
Encumbrances	2,771,507
Gaia Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	91
Initial Cost to Company, Land	7,113,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,623,826
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	162,348
Gross Amount Carried at close of period 12/31/2010, Land	7,113,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,786,174
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,899,174
Accumulated Depreciation	(5,408,769)
Investment in Real Estate Net	27,490,405
Encumbrances	14,630,000
Reserve at Clarendon Centre, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	10,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	52,812,935
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,624,457
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	55,437,392
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	65,937,392
Accumulated Depreciation	(16,220,530)
Investment in Real Estate Net	49,716,862
Fine Arts Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	7,817,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,462,772
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	79,744
Gross Amount Carried at close of period 12/31/2010, Land	7,817,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,542,516
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,359,516
Accumulated Depreciation	(5,605,770)
Investment in Real Estate Net	28,753,746
Encumbrances	16,215,000
Fairfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Stamford, CT (G)
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	263
Initial Cost to Company, Land	6,510,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	39,690,120
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,451,905
Gross Amount Carried at close of period 12/31/2010, Land	6,510,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	45,142,025
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	51,652,225
Accumulated Depreciation	(21,756,531)
Investment in Real Estate Net	29,895,694
Encumbrances	34,595,000
Estates at Tanglewood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westminster, CO
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	504
Initial Cost to Company, Land	7,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,256,538
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,139,241
Gross Amount Carried at close of period 12/31/2010, Land	7,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,395,779
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	60,955,779
Accumulated Depreciation	(14,217,883)
Investment in Real Estate Net	46,737,896
Estates at Maitland Summit [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	9,520,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,352,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	790,374
Gross Amount Carried at close of period 12/31/2010, Land	9,520,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,142,534
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,662,534
Accumulated Depreciation	(8,841,396)
Investment in Real Estate Net	29,821,138
Deerwood (SD) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	2,082,095
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,739,815
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	13,192,417
Gross Amount Carried at close of period 12/31/2010, Land	2,082,095
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,932,232
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,014,327
Accumulated Depreciation	(19,263,646)
Investment in Real Estate Net	14,750,681
Crescent at Cherry Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	216
Initial Cost to Company, Land	2,594,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,149,470
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,226,064
Gross Amount Carried at close of period 12/31/2010, Land	2,594,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,375,534
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,969,534
Accumulated Depreciation	(8,864,759)
Investment in Real Estate Net	12,104,775
Creekside (San Mateo) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Mateo, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	9,606,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,193,232
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,748,866
Gross Amount Carried at close of period 12/31/2010, Land	9,606,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,942,098
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,548,698
Accumulated Depreciation	(10,867,143)
Investment in Real Estate Net	22,681,555
Country Club Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	555
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,055,786
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,992,551
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	46,048,337
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	61,048,337
Accumulated Depreciation	(13,233,047)
Investment in Real Estate Net	47,815,290
Encumbrances	31,516,374
Country Brook [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chandler, AZ
Date of Constuction	1986-1996
Real Estate And Accumulated Depreciation Units	396
Initial Cost to Company, Land	1,505,219
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,542,535
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,114,344
Gross Amount Carried at close of period 12/31/2010, Land	1,505,219
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,656,879
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,162,098
Accumulated Depreciation	(16,823,253)
Investment in Real Estate Net	19,338,845
Copper Canyon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Highlands Ranch, CO
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	222
Initial Cost to Company, Land	1,442,212
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,251,114
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,380,659
Gross Amount Carried at close of period 12/31/2010, Land	1,442,212
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,631,773
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,073,985
Accumulated Depreciation	(7,981,910)
Investment in Real Estate Net	11,092,075
Conway Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Roslindale, MA
Date of Constuction	1920
Real Estate And Accumulated Depreciation Units	28
Initial Cost to Company, Land	101,451
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	710,524
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	241,538
Gross Amount Carried at close of period 12/31/2010, Land	101,451
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	952,062
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,053,513
Accumulated Depreciation	(443,463)
Investment in Real Estate Net	610,050
Encumbrances	226,295
Colorado Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	193
Initial Cost to Company, Land	5,790,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,815,766
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	492,849
Gross Amount Carried at close of period 12/31/2010, Land	5,790,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,308,615
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,098,615
Accumulated Depreciation	(7,693,474)
Investment in Real Estate Net	27,405,141
Clarendon, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA (G)
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	292
Initial Cost to Company, Land	30,400,340
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	103,824,660
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	338,226
Gross Amount Carried at close of period 12/31/2010, Land	30,400,340
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	104,162,886
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	134,563,226
Accumulated Depreciation	(6,178,258)
Investment in Real Estate Net	128,384,968
Encumbrances	48,066,590
city pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fullerton, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	183
Initial Cost to Company, Land	6,863,792
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,476,208
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	184,403
Gross Amount Carried at close of period 12/31/2010, Land	6,863,792
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,660,611
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,524,403
Accumulated Depreciation	(4,282,292)
Investment in Real Estate Net	39,242,111
Encumbrances	23,024,033
CityView at Longwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	1970
Real Estate And Accumulated Depreciation Units	295
Initial Cost to Company, Land	14,704,898
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	79,195,102
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,419,758
Gross Amount Carried at close of period 12/31/2010, Land	14,704,898
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	81,614,860
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	96,319,758
Accumulated Depreciation	(6,371,361)
Investment in Real Estate Net	89,948,397
Encumbrances	26,461,565
Cierra Crest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	4,803,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,894,898
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,644,644
Gross Amount Carried at close of period 12/31/2010, Land	4,803,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,539,542
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,342,642
Accumulated Depreciation	(19,806,595)
Investment in Real Estate Net	24,536,047
Church Corner [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA (G)
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	85
Initial Cost to Company, Land	5,220,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,744,643
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,297,417
Gross Amount Carried at close of period 12/31/2010, Land	5,220,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,042,060
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,262,060
Accumulated Depreciation	(4,951,855)
Investment in Real Estate Net	18,310,205
Encumbrances	12,000,000
Chelsea Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	113
Initial Cost to Company, Land	3,397,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,289,074
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,574,184
Gross Amount Carried at close of period 12/31/2010, Land	3,397,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,863,258
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,260,358
Accumulated Depreciation	(5,005,927)
Investment in Real Estate Net	9,254,431
Centennial Tower [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	221
Initial Cost to Company, Land	5,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	48,800,339
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,277,474
Gross Amount Carried at close of period 12/31/2010, Land	5,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	52,077,813
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	57,977,813
Accumulated Depreciation	(13,349,202)
Investment in Real Estate Net	44,628,611
Encumbrances	24,577,505
Cascade at Landmark [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	277
Initial Cost to Company, Land	3,603,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,657,554
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,662,660
Gross Amount Carried at close of period 12/31/2010, Land	3,603,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,320,214
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,923,614
Accumulated Depreciation	(14,152,859)
Investment in Real Estate Net	16,770,755
Encumbrances	31,921,089
Carmel Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1988-1989
Real Estate And Accumulated Depreciation Units	384
Initial Cost to Company, Land	2,288,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,596,281
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,072,544
Gross Amount Carried at close of period 12/31/2010, Land	2,288,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,668,825
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,957,125
Accumulated Depreciation	(18,109,198)
Investment in Real Estate Net	14,847,927
Cape House Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	4,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,229,836
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,779,613
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,009,449
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,809,449
Accumulated Depreciation	(6,237,002)
Investment in Real Estate Net	22,572,447
Encumbrances	13,010,713
Cape House One [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	4,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,484,239
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	577,378
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,061,617
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,861,617
Accumulated Depreciation	(5,851,708)
Investment in Real Estate Net	22,009,909
Encumbrances	13,542,878
Canterbury [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD (I)
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	544
Initial Cost to Company, Land	2,781,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,942,531
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	14,356,360
Gross Amount Carried at close of period 12/31/2010, Land	2,781,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,298,891
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	50,080,191
Accumulated Depreciation	(27,043,148)
Investment in Real Estate Net	23,037,043
Encumbrances	31,680,000
Brookside (CO) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boulder, CO
Date of Constuction	1993
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	3,600,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,211,159
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,108,971
Gross Amount Carried at close of period 12/31/2010, Land	3,600,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,320,130
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,920,530
Accumulated Depreciation	(5,588,246)
Investment in Real Estate Net	10,332,284
Briarwood C [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunnyvale, CA (I)
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	9,991,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,247,278
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,543,294
Gross Amount Carried at close of period 12/31/2010, Land	9,991,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,790,572
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,782,072
Accumulated Depreciation	(11,128,707)
Investment in Real Estate Net	22,653,365
Encumbrances	12,800,000
Berkeleyan [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	56
Initial Cost to Company, Land	4,377,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,022,110
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	289,057
Gross Amount Carried at close of period 12/31/2010, Land	4,377,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,311,167
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,688,167
Accumulated Depreciation	(3,419,440)
Investment in Real Estate Net	17,268,727
Encumbrances	8,290,000
Bellagio Apartment Homes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	2,626,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,025,041
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,134,830
Gross Amount Carried at close of period 12/31/2010, Land	2,626,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,159,871
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,785,871
Accumulated Depreciation	(5,165,966)
Investment in Real Estate Net	14,619,905
Bella Vista Apartments at Boca Del Mar [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boca Raton, FL
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	392
Initial Cost to Company, Land	11,760,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,190,252
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	13,600,755
Gross Amount Carried at close of period 12/31/2010, Land	11,760,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,791,007
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,551,007
Accumulated Depreciation	(15,322,700)
Investment in Real Estate Net	30,228,307
Encumbrances	26,134,010
Bachenheimer Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	44
Initial Cost to Company, Land	3,439,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,866,379
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	48,863
Gross Amount Carried at close of period 12/31/2010, Land	3,439,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,915,242
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,354,242
Accumulated Depreciation	(2,844,495)
Investment in Real Estate Net	14,509,747
Encumbrances	8,585,000
Avanti [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Anaheim, CA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	162
Initial Cost to Company, Land	12,960,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,497,683
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,066,332
Gross Amount Carried at close of period 12/31/2010, Land	12,960,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,564,015
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,524,015
Accumulated Depreciation	(5,101,737)
Investment in Real Estate Net	27,422,278
Encumbrances	19,850,000
Artisan Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Northridge, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	140
Initial Cost to Company, Land	7,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,537,359
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	745,265
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,282,624
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,282,624
Accumulated Depreciation	(6,983,871)
Investment in Real Estate Net	21,298,753
Encumbrances	22,779,715
Artech Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	21
Initial Cost to Company, Land	1,642,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,152,518
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	92,358
Gross Amount Carried at close of period 12/31/2010, Land	1,642,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,244,876
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,886,876
Accumulated Depreciation	(1,795,520)
Investment in Real Estate Net	9,091,356
Encumbrances	3,200,000
Arboretum (MA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Canton, MA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	4,683,531
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,992,751
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,954,762
Gross Amount Carried at close of period 12/31/2010, Land	4,683,531
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,947,513
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,631,044
Accumulated Depreciation	(6,525,737)
Investment in Real Estate Net	11,105,307
Arbor Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunnyvale, CA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	175
Initial Cost to Company, Land	9,057,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,483,642
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,318,138
Gross Amount Carried at close of period 12/31/2010, Land	9,057,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,801,780
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,859,080
Accumulated Depreciation	(9,986,511)
Investment in Real Estate Net	19,872,569
Alexander on Ponce [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	330
Initial Cost to Company, Land	9,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,819,022
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,574,440
Gross Amount Carried at close of period 12/31/2010, Land	9,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,393,462
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,293,462
Accumulated Depreciation	(9,591,619)
Investment in Real Estate Net	37,701,843
Encumbrances	28,880,000
Alborada [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fremont, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	442
Initial Cost to Company, Land	24,310,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	59,214,129
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,426,046
Gross Amount Carried at close of period 12/31/2010, Land	24,310,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	61,640,175
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,950,175
Accumulated Depreciation	(25,283,895)
Investment in Real Estate Net	60,666,280
Acton Courtyard [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	71
Initial Cost to Company, Land	5,550,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,785,509
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	92,850
Gross Amount Carried at close of period 12/31/2010, Land	5,550,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,878,359
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,428,359
Accumulated Depreciation	(3,488,928)
Investment in Real Estate Net	17,939,431
Encumbrances	9,920,000
Acappella [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	143
Initial Cost to Company, Land	5,839,548
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,360,452
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	199,588
Gross Amount Carried at close of period 12/31/2010, Land	5,839,548
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,560,040
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,399,588
Accumulated Depreciation	(2,536,777)
Investment in Real Estate Net	32,862,811
Encumbrances	20,644,023
Academy Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	North Hollywood, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	248
Initial Cost to Company, Land	25,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,593,194
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,811,441
Gross Amount Carried at close of period 12/31/2010, Land	25,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,404,635
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	54,404,635
Accumulated Depreciation	(10,089,093)
Investment in Real Estate Net	44,315,542
Encumbrances	20,000,000
Elliott 2300 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	92
Initial Cost to Company, Land	796,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,173,725
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,037,779
Gross Amount Carried at close of period 12/31/2010, Land	796,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,211,504
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,008,304
Accumulated Depreciation	(8,320,446)
Investment in Real Estate Net	5,687,858
Encumbrances	0
Woodbridge C T [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Newington, CT
Date of Constuction	1968
Real Estate And Accumulated Depreciation Units	73
Initial Cost to Company, Land	498,377
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,331,548
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	934,712
Gross Amount Carried at close of period 12/31/2010, Land	498,377
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,266,260
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,764,637
Accumulated Depreciation	(1,835,396)
Investment in Real Estate Net	2,929,241
Encumbrances	0
Hammocks Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miami, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	319,180
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,513,467
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,756,576
Gross Amount Carried at close of period 12/31/2010, Land	319,180
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,270,043
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,589,223
Accumulated Depreciation	(10,420,561)
Investment in Real Estate Net	6,168,662
Encumbrances	0
Partially Owned Encumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	1,999
Initial Cost to Company, Land	46,352,324
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	206,316,253
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	30,457,562
Gross Amount Carried at close of period 12/31/2010, Land	46,352,324
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	236,773,815
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	283,126,139
Accumulated Depreciation	(82,562,799)
Investment in Real Estate Net	200,563,340
Encumbrances	233,755,656
Portfolio Entity Encumbrances [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	0
Accumulated Depreciation	0
Encumbrances	1,329,833,000
Total Consolidated Investment in Real Estate [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	117,073
Initial Cost to Company, Land	4,742,556,710
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,306,448,590
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,358,940,646
Gross Amount Carried at close of period 12/31/2010, Land	4,742,556,710
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,665,389,236
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,407,945,946
Accumulated Depreciation	(4,539,582,870)
Investment in Real Estate Net	15,868,363,076
Encumbrances	4,111,486,936
Depreciable Property [Member]
Real Estate and Accumulated Depreciation [Line Items]
Fixtures and Equipment, Gross	$ 1,292,125,000
Renovations and Improvements Minimum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	5
Renovations and Improvements Maximum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	15
Replacements Minimum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	5
Replacements Maximum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	10
Management Business Renovations and Improvements Minimum [Member] [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	3
Management Business Renovations and Improvements Maximum [Member] [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	7
Building [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	30